UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

Boston Trust Walden Funds

(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA	02108
(Address of principal executive offices)	(Zip code)

4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

Annual Report

December 31, 2022

Boston Trust Asset Management Fund Boston Trust Equity Fund Boston Trust Midcap Fund Boston Trust SMID Cap Fund

Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents	Annual Report
December 31, 2022

Boston Trust Asset Management Fund
Manager Commentary	2
Investment Performance	3
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Manager Commentary	2
Investment Performance	3
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Manager Commentary	4
Investment Performance	5
Schedule of Portfolio Investments	17
Financial Statements	18
Financial Highlights	20

Boston Trust SMID Cap Fund
Manager Commentary	6
Investment Performance	7
Schedule of Portfolio Investments	21
Financial Statements	22
Financial Highlights	24

Annual ESG Report	25

Boston Trust Walden Balanced Fund
Manager Commentary	26
Investment Performance	27
Schedule of Portfolio Investments	36
Financial Statements	39
Financial Highlights	41

Boston Trust Walden Equity Fund
Manager Commentary	26
Investment Performance	27
Schedule of Portfolio Investments	42
Financial Statements	43
Financial Highlights	45

Boston Trust Walden Midcap Fund
Manager Commentary	28
Investment Performance	29
Schedule of Portfolio Investments	46
Financial Statements	47
Financial Highlights	49

Boston Trust Walden SMID Cap Fund
Manager Commentary	30
Investment Performance	31
Schedule of Portfolio Investments	50
Financial Statements	51
Financial Highlights	53

Boston Trust Walden Small Cap Fund
Manager Commentary	32
Investment Performance	33
Schedule of Portfolio Investments	54
Financial Statements	55
Financial Highlights	57

Boston Trust Walden International Equity Fund
Manager Commentary	34
Investment Performance	35
Schedule of Portfolio Investments	58
Financial Statements	60
Financial Highlights	62

Notes to the Financial Statements	63
Report of Independent Registered Public Accounting Firm	71
Supplementary Information	72
Investment Adviser Contract Approval	78
Information about Trustees and Officers	80

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of December 31, 2022 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

Boston Trust Asset Management Fund

Boston Trust Equity Fund

December 31, 2022

Amy Crandall Kaser, CFP®

Co-Portfolio Manager

Jason T. O’Connell, CFA, CAIA, CFP®

Co-Portfolio Manager

Boston Trust Walden Inc.

Asset Management Fund Objective

The Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Equity Fund Objective

The Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Cash equivalents offer low risk and low return potential.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The financial markets fluctuated with remarkable velocity in 2022. Charting a path that can be characterized as anything but smooth, the primary stock and bond indices ultimately registered double-digit losses on the year. After swinging to a loss of as much as 25% in early October, the S&P 500 Total Return Index posted a total return of -18.1% at year end. Other segments of the equity market, including stocks of smaller companies and real estate investment trusts, fared even worse. Perhaps most striking, however, was the historically weak performance by bonds. Not only did bonds not play their typical role of offering a port in the storm, as measured by the Bloomberg Government/Credit Index, they actually declined by nearly 14% for the full year. Asset prices did broadly recover some lost ground during the fourth quarter, through that resurgence was decidedly uneven.

Though myriad factors prompted the ebb and flow of asset values in 2022, the dominant influence was the path of interest rates vis-à-vis inflation. The domestic economy began the year with a continuation of 2021’s spirited rebound, fueled in part by remaining fiscal and monetary policy support. However, consumers and central bankers alike soon increased their focus on the risks from inflation that proved to be far more enduring than was originally thought. Stubbornly high inflation eventually spurred the Federal Reserve and other central banks to act decisively in response, increasing interest rates at a historically aggressive pace. Those actions had the desired effect on some pockets of the economy, for instance a marked cooling of the real estate market, but their intention of slowing broad-based inflation is taking longer to develop. The corresponding fear on the part of investors is that the continued response to overheated inflation will ultimately be to the detriment of economic growth.

Boston Trust Asset Management Fund experienced a substantial but comparatively muted decline. For the full year, the Fund had a return of -14.65%. It is disappointing to report a drop in value and indeed it has been rare over the course of the Fund’s 27-year history, having occurred in just five previous calendar years. Amid the challenging market environment, however we are pleased that our higher quality, lower risk investment style provided a measure of protection in both the equity and fixed income segments of the Fund. The Boston Trust Equity Fund similarly posted better-than-average returns, with a return of -14.16% for the full year.

On average, the stocks held in both funds dropped less than the broader market, owing to those companies’ generally stronger balance sheets, more stable business models, and an above average ability to manage higher costs. The Boston Trust Asset Management Fund’s fixed income segment also performed comparatively well. The segment benefitted from limited exposure to both credit and interest rate risk given decisions to hold relatively fewer longer-dated bonds and lower quality corporate issues, both of which faced headwinds from rising interest rates and investor concerns about a potential economic slowdown.

We face plenty of uncertainty as we head into 2023. The exceedingly dynamic environment, both economically as well as in terms of broader geopolitical issues, sets the stage for investors to react sharply to any new information. As a result, one market attribute we expect to carry over into 2023 is heightened volatility. From our view though, whether the economy officially enters a recession misses the point. Rather, we subscribe to the concepts that the market is forward-looking, current valuations largely reflect a forthcoming slowdown, and that investors in the Fund will be better served by our taking a longer-term view regarding opportunities and risks presented by the markets. Therefore, we are far more focused on the likely depth and duration of a potential recession and perhaps more importantly on the intact prospects for continued expansion of corporate profits in the future. To wit, given the resiliency of the labor market, still-elevated consumer savings balances, and ongoing consumer spending, we don’t expect a deep recession should one occur. We also believe that the type of securities we invest in has never been more important. As was on full display in 2022, not all stocks are created equal. Our approach remains firmly rooted in an equity investment discipline that emphasizes reasonably valued, financially stable, and sustainable businesses. The same can be said regarding the Boston Trust Asset Management Fund’s bond holdings, which are evaluated and chosen for their own high quality merits as well as their interplay with the Fund’s asset allocation strategy.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Asset Management Fund Boston Trust Equity Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	Since Inception (12/1/95)	Since Inception (10/1/03)
Boston Trust Asset Management Fund	-14.65%	3.84%	6.75%	8.79%	7.04%	7.66%	7.89%	–
Boston Trust Equity Fund	-14.16%	8.46%	10.37%	11.84%	8.61%	–	–	9.09%
S&P 500 Total Return Index	-18.11%	7.65%	9.42%	12.56%	8.80%	9.79%	9.06%	9.28%
Bloomberg U.S. Government/Credit Bond Index	-13.58%	-2.57%	0.21%	1.16%	2.77%	3.18%	4.25%	3.06%
FTSE 3-Month U.S. Treasury Bill Index	1.50%	0.71%	1.24%	0.74%	0.64%	1.21%	2.08%	1.22%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3- Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Asset Management Fund

Fund Net Asset Value:	$55.13
Gross Expense Ratio[1]:	0.81%

Boston Trust Equity Fund

Fund Net Asset Value:	$34.61
Gross Expense Ratio[1]:	0.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust Midcap Fund

December 31, 2022

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Mark Zagata, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid cap funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Midcap Fund returned -10.94% in calendar year 2022, outperforming the Russell Midcap® Index by more than 6%.

Our analysis of the year suggests the Fund’s strong relative performance for the year was due to favorable impacts of style, as more reasonably valued stocks of higher quality companies outperformed the broader mid cap market. The Fund also experienced an incremental benefit from favorable security selections within the opportunity set of the Fund’s investment style.

Outlook

We expect flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the US Federal Reserve’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential for decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospect of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet now having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investing in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Midcap Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
						Since
						Inception
	1 Year	3 Years	5 Years	10 Years	15 Years	(9/24/07)
Boston Trust Midcap Fund[1]	-10.94%	6.55%	8.49%	11.24%	9.14%	9.17%
Russell MidCap® Index	-17.32%	5.87%	7.10%	10.95%	8.43%	8.09%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$21.26
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust SMID Cap Fund

December 31, 2022

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization (“smid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Smid cap companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust SMID Cap Fund returned -12.04% in calendar year 2022, outperforming the Russell 2500™ Index by more than 6%.

Our analysis of the year suggests the Fund’s strong relative performance was due to favorable impacts of style, as more reasonably valued stocks of higher quality companies outperformed the broader smaller cap market. The Fund also experienced an incremental benefit from favorable security selection within the opportunity set of the Fund’s investment style.

Outlook

We expect flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the US Federal Reserve’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential of decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospect of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet now having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investing in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
					Since
					Inception
	1 Year	3 Years	5 Years	10 Years	(11/30/11)
Boston Trust SMID Cap Fund[1]	-12.04%	7.50%	8.24%	10.87%	10.77%
Russell 2500™ Index	-18.37%	4.99%	5.88%	10.02%	10.65%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a 10-year hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.56
Gross Expense Ratio[1]:	0.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (77.7)%
Communication Services (5.4%)
Alphabet, Inc., Class A (a)	40,000	3,529,200
Alphabet, Inc., Class C (a)	220,000	19,520,600
Comcast Corp., Class A	200,000	6,994,000
		30,043,800
Consumer Discretionary (7.1%)
Dollar General Corp.	17,500	4,309,375
Lowe’s Cos., Inc.	25,000	4,981,000
NIKE, Inc., Class B	102,500	11,993,525
O’Reilly Automotive, Inc. (a)	4,500	3,798,135
Ross Stores, Inc.	38,000	4,410,660
Starbucks Corp.	100,000	9,920,000
		39,412,695
Consumer Staples (7.2%)
Church & Dwight Co., Inc.	50,000	4,030,500
Costco Wholesale Corp.	35,000	15,977,500
Diageo PLC, Sponsored ADR	25,000	4,454,750
McCormick & Co., Inc.	40,000	3,315,600
PepsiCo, Inc.	30,000	5,419,800
Sysco Corp.	35,000	2,675,750
The Procter & Gamble Co.	25,000	3,789,000
		39,662,900
Energy (5.4%)
Chevron Corp.	38,000	6,820,620
ConocoPhillips	45,000	5,310,000
Exxon Mobil Corp.	110,000	12,133,000
Schlumberger Ltd.	100,000	5,346,000
		29,609,620
Financials (11.1%)
American Express Co.	30,000	4,432,500
Berkshire Hathaway, Inc., Class B (a)	22,500	6,950,250
Chubb Ltd.	20,000	4,412,000
Cincinnati Financial Corp.	60,000	6,143,400
Comerica, Inc.	20,000	1,337,000
FactSet Research Systems, Inc.	13,720	5,504,601
JPMorgan Chase & Co.	85,000	11,398,500
Northern Trust Corp.	50,000	4,424,500
T. Rowe Price Group, Inc.	55,000	5,998,300
The PNC Financial Services Group, Inc.	30,000	4,738,200
U.S. Bancorp	130,000	5,669,300
		61,008,551
Health Care (10.6%)
Agilent Technologies, Inc.	20,000	2,993,000
Becton, Dickinson & Co.	35,000	8,900,500
Edwards Lifesciences Corp. (a)	95,000	7,087,950
Johnson & Johnson	50,000	8,832,500
Merck & Co., Inc.	50,000	5,547,500
Mettler-Toledo International, Inc. (a)	5,000	7,227,250
Stryker Corp.	25,000	6,112,250
UnitedHealth Group, Inc.	17,500	9,278,150
Waters Corp. (a)	7,500	2,569,350
		58,548,450
Industrials (7.7%)
Donaldson Co., Inc.	50,000	2,943,500
Hubbell, Inc.	36,000	8,448,480
Illinois Tool Works, Inc.	25,400	5,595,620
Union Pacific Corp.	45,000	9,318,150
United Parcel Service, Inc., Class B	54,000	9,387,360
W.W. Grainger, Inc.	12,000	6,675,000
		42,368,110
Information Technology (21.1%)
Accenture PLC, Class A	62,000	16,544,080
Apple, Inc.	220,000	28,584,600
Automatic Data Processing, Inc.	71,000	16,959,061
Cisco Systems, Inc.	65,000	3,096,600
Microsoft Corp.	130,000	31,176,600
Oracle Corp.	65,000	5,313,100
Visa, Inc., Class A	70,000	14,543,200
		116,217,241
Materials (2.1%)
Air Products and Chemicals, Inc.	25,500	7,860,630
AptarGroup, Inc.	32,500	3,574,350
		11,434,980
TOTAL COMMON STOCKS (Cost $128,746,515)		428,306,347

	Principal
	Amount ($)
Corporate Bonds (3.0%)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	865,663
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	235,304
		1,100,967
Consumer Discretionary (0.1%)
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	329,632

Consumer Staples (0.1%)
McCormick & Co., Inc., 3.50%, 9/1/23, Callable 6/1/23 @ 100	500,000	494,831

Financials (1.1%)
Bank of America Corp., 4.18%, 11/25/27, MTN, Callable 11/25/26 @ 100	500,000	475,824
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,921,078
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	535,497
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	978,308
JPMorgan Chase & Co., 4.01%, 4/23/29, Callable 4/23/28 @ 100	500,000	462,699
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,927,118
		6,300,524
Health Care (0.2%)
Merck & Co., Inc., 1.70%, 6/10/27, Callable 5/10/27 @ 100	350,000	311,296
Pfizer, Inc., 3.60%, 9/15/28, Callable 6/15/28 @ 100	500,000	480,058
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	474,999
		1,266,353

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Asset Management Fund December 31, 2022

Security Description	Principal Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Industrials (0.4%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	400,000	341,402
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	923,794
John Deere Capital Corp., 3.45%, 3/7/29, MTN	500,000	466,008
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	400,000	384,874
		2,116,078
Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,406,418
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,930,611
		4,337,029
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27, Callable 3/15/27 @ 100	400,000	356,605

TOTAL CORPORATE BONDS (Cost $17,489,803)		16,302,019

U.S. Government & U.S. Government Agency Obligations (18.8%)
Federal Farm Credit Bank (2.1%)
2.85%, 3/2/28	2,400,000	2,267,148
2.95%, 1/27/25	2,000,000	1,941,730
3.14%, 12/5/29	2,500,000	2,350,974
3.39%, 2/1/28	2,000,000	1,939,343
3.85%, 12/26/25	2,770,000	2,744,163
		11,243,358
Federal Home Loan Bank (1.4%)
2.50%, 12/10/27	1,500,000	1,393,741
2.63%, 6/11/27	1,500,000	1,405,715
2.88%, 9/13/24	2,500,000	2,428,428
3.50%, 9/24/29	2,000,000	1,948,034
		7,175,918
U.S. Treasury Bill (2.6%)
4.32%, 4/20/23	450,000	444,140
4.45%, 9/7/23	2,000,000	1,940,000
4.51%, 7/13/23	12,500,000	12,203,253
		14,587,393
U.S. Treasury Inflation Index Note (2.2%)
0.13%, 10/15/26	5,452,250	5,118,030
0.13%, 4/15/27	4,221,400	3,940,175
0.63%, 7/15/32	3,589,425	3,294,716
		12,352,921
U.S. Treasury Note (10.5%)
0.88%, 11/15/30	11,000,000	8,822,344
1.63%, 8/15/29	6,000,000	5,220,469
1.63%, 5/15/31	10,000,000	8,438,672
2.00%, 4/30/24	6,500,000	6,275,547
2.25%, 11/15/27	6,500,000	6,001,582
2.75%, 5/15/25	5,000,000	4,825,781
2.75%, 8/15/32	7,500,000	6,855,469
3.13%, 8/31/29	12,500,000	11,896,728
		58,336,592
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $105,143,824)		103,696,182

	Shares
Investment Companies (0.4%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	2,340,758	2,340,758
TOTAL INVESTMENT COMPANIES (Cost $2,340,758)		2,340,758
Total Investments (Cost $253,720,900) — 99.9% (c)		550,645,306
Other assets in excess of liabilities — 0.1%		692,626
NET ASSETS — 100.0%		$551,337,932

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $253,720,900)	$550,645,306
Interest and dividends receivable	1,154,638
Receivable for capital shares issued	27,438
Prepaid expenses	17,066
Total Assets	551,844,448
Liabilities:
Payable for capital shares redeemed	41,332
Payable to Custodian	37,801
Accrued expenses and other liabilities:
Investment adviser	346,263
Administration and accounting	16,088
Chief compliance officer	5,040
Custodian	7,138
Shareholder servicing fees	11,047
Transfer agent	5,229
Trustee	151
Other	36,427
Total Liabilities	506,516
Net Assets	$551,337,932
Composition of Net Assets:
Paid in capital	$252,537,612
Total distributable earnings (loss)	298,800,320
Net Assets	$551,337,932
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,001,154
Net Asset Value, Offering Price and Redemption price per share	$55.13

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Interest	$3,888,095
Dividends	7,448,829
Total Investment Income	11,336,924
Expenses:
Investment adviser	4,262,627
Administration and accounting	228,466
Chief compliance officer	30,381
Custodian	87,856
Shareholder servicing	145,916
Transfer agency	33,466
Trustee	75,251
Other	146,222
Total expenses	5,010,185
Net Expenses	5,010,185
Net Investment Income	6,326,739
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,394,661
Change in unrealized appreciation (depreciation) on investments	(114,355,885)
Net realized/unrealized gains (losses) on investments	(107,961,224)
Change in Net Assets Resulting from Operations	$(101,634,485)

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$6,326,739	$5,001,916
Net realized gains from investment transactions	6,394,661	20,040,051
Change in unrealized appreciation (depreciation) on investments	(114,355,885)	102,212,180
Change in Net Assets Resulting from Operations	(101,634,485)	127,254,147
Distributions to shareholders:
Total Distributions	(24,865,921)	(10,333,974)
Change in Net Assets Resulting from distributions to shareholders	(24,865,921)	(10,333,974)
Capital Share Transactions:
Proceeds from shares issued	13,998,321	22,290,048
Dividends reinvested	12,757,441	5,357,589
Cost of shares redeemed	(51,657,993)	(34,108,356)
Cost of in-kind shares redeemed (a)	—	(4,731,689)
Change in Net Assets Resulting from Capital Share Transactions	(24,902,231)	(11,192,408)
Change in Net Assets	(151,402,637)	105,727,765
Net Assets:
Beginning of period	702,740,569	597,012,804
End of period	$551,337,932	$702,740,569
Share Transactions:
Issued	232,525	365,368
Reinvested	223,345	81,163
Redeemed	(872,055)	(552,917)
Redeemed in-kind (a)	—	(82,477)
Change in shares	(416,185)	(188,863)

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021		For the year ended December 31, 2020	For the year ended December 31, 2019		For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$67.46	$56.29		$55.17	$44.27		$46.88
Investment Activities:
Operations:
Net investment income	0.63	0.48		0.53	0.48		0.52
Net realized/unrealized gains (losses) from investments	(10.42)	11.69		3.74	10.93		(1.20)
Total from investment activities	(9.79)	12.17		4.27	11.41		(0.68)
Distributions from:
Net investment income	(0.65)	(0.49)		(0.53)	(0.48)		(0.52)
Net realized gains from investment transactions	(1.89)	(0.51)		(2.62)	(0.03)		(1.41)
Total distributions	(2.54)	(1.00)		(3.15)	(0.51)		(1.93)
Net Asset Value, End of Period	$55.13	$67.46		$56.29	$55.17		$44.27
Total Return	(14.65)%	21.65%		7.83%	25.81%		(1.61)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$551,338	$702,741		$597,013	$623,151		$461,126
Ratio of net expenses to average net assets	0.83%	0.81%		0.88%	0.90%		0.93%
Ratio of net investment income to average net assets	1.05%	0.77%		0.96%	1.02%		1.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.83%	0.81%		0.88%	0.90%		0.93%
Portfolio turnover rate	35.52%	6.51	%(a)	12.18%	5.76	%(a)	2.53%

(a)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (97.8%)
Communication Services (7.5%)
Alphabet, Inc., Class A (a)	15,000	1,323,450
Alphabet, Inc., Class C (a)	100,000	8,873,000
Comcast Corp., Class A	82,000	2,867,540
Electronic Arts, Inc.	11,000	1,343,980
		14,407,970
Consumer Discretionary (9.1%)
Dollar General Corp.	8,500	2,093,125
Lowe’s Cos., Inc.	10,000	1,992,400
NIKE, Inc., Class B	30,000	3,510,300
O’Reilly Automotive, Inc. (a)	3,300	2,785,299
Ross Stores, Inc.	12,500	1,450,875
Starbucks Corp.	40,000	3,968,000
The TJX Cos., Inc.	21,500	1,711,400
		17,511,399
Consumer Staples (8.1%)
Church & Dwight Co., Inc.	15,000	1,209,150
Costco Wholesale Corp.	13,750	6,276,875
Diageo PLC, Sponsored ADR	7,500	1,336,425
McCormick & Co., Inc.	14,000	1,160,460
PepsiCo, Inc.	10,000	1,806,600
Sysco Corp.	20,000	1,529,000
The Estee Lauder Cos., Inc.	3,500	868,385
The Procter & Gamble Co.	9,000	1,364,040
		15,550,935
Energy (6.8%)
Chevron Corp.	19,000	3,410,310
Exxon Mobil Corp.	50,000	5,515,000
Schlumberger Ltd.	75,000	4,009,500
		12,934,810
Financials (13.6%)
American Express Co.	12,000	1,773,000
Berkshire Hathaway, Inc., Class B (a)	10,000	3,089,000
Chubb Ltd.	10,000	2,206,000
Cincinnati Financial Corp.	20,000	2,047,800
FactSet Research Systems, Inc.	5,500	2,206,655
JPMorgan Chase & Co.	39,000	5,229,900
Northern Trust Corp.	22,500	1,991,025
T. Rowe Price Group, Inc.	20,000	2,181,200
The PNC Financial Services Group, Inc.	17,500	2,763,950
U.S. Bancorp	59,000	2,572,990
		26,061,520
Health Care (14.7%)
Agilent Technologies, Inc.	13,600	2,035,240
Becton, Dickinson & Co.	15,000	3,814,500
Edwards Lifesciences Corp. (a)	22,500	1,678,725
Johnson & Johnson	22,500	3,974,625
Merck & Co., Inc.	22,500	2,496,375
Mettler-Toledo International, Inc. (a)	1,500	2,168,175
Stryker Corp.	12,000	2,933,880
The Cooper Cos., Inc.	5,000	1,653,350
UnitedHealth Group, Inc.	12,000	6,362,160
Waters Corp. (a)	3,200	1,096,256
		28,213,286
Industrials (10.9%)
Deere & Co.	4,750	2,036,610
Donaldson Co., Inc.	15,000	883,050
Hubbell, Inc.	15,000	3,520,200
Illinois Tool Works, Inc.	15,000	3,304,500
Union Pacific Corp.	22,500	4,659,075
United Parcel Service, Inc., Class B	15,000	2,607,600
W.W. Grainger, Inc.	7,000	3,893,750
		20,904,785
Information Technology (23.9%)
Accenture PLC, Class A	25,000	6,671,000
Analog Devices, Inc.	9,000	1,476,270
Apple, Inc.	87,000	11,303,910
Automatic Data Processing, Inc.	20,000	4,777,200
Microsoft Corp.	51,000	12,230,820
Oracle Corp.	40,000	3,269,600
Visa, Inc., Class A	28,000	5,817,280
		45,546,080
Materials (3.2%)
Air Products and Chemicals, Inc.	14,800	4,562,248
AptarGroup, Inc.	14,250	1,567,215
		6,129,463
TOTAL COMMON STOCKS (Cost $66,363,897)		187,260,248

Investment Companies (2.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	4,032,353	4,032,353
TOTAL INVESTMENT COMPANIES (Cost $4,032,353)		4,032,353

Total Investments (Cost $70,396,250) — 99.9% (c)		191,292,601
Other assets in excess of liabilities — 0.1%		137,316
NET ASSETS — 100.0%		$191,429,917

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $70,396,250)	$191,292,601
Dividends receivable	223,435
Receivable for capital shares issued	46,243
Receivable from Custodian	15,892
Prepaid expenses	4,956
Total Assets	191,583,127
Liabilities:
Payable for capital shares redeemed	2,978
Accrued expenses and other liabilities:
Investment adviser	124,860
Administration and accounting	14,433
Chief compliance officer	808
Custodian	1,162
Shareholder servicing fees	809
Transfer agent	2,396
Trustee	25
Other	5,739
Total Liabilities	153,210
Net Assets	$191,429,917
Composition of Net Assets:
Paid in capital	$69,355,535
Total distributable earnings (loss)	122,074,382
Net Assets	$191,429,917
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,531,004
Net Asset Value, Offering Price and Redemption price per share	$34.61

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$3,016,677
Total Investment Income	3,016,677
Expenses:
Investment adviser	1,483,602
Administration and accounting	79,918
Chief compliance officer	9,288
Custodian	27,264
Shareholder servicing	11,641
Transfer agency	28,301
Trustee	23,061
Other	44,728
Total expenses	1,707,803
Net Expenses	1,707,803
Net Investment Income	1,308,874
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,008,906
Change in unrealized appreciation (depreciation) on investments	(34,852,417)
Net realized/unrealized gains (losses) on investments	(32,843,511)
Change in Net Assets Resulting from Operations	$(31,534,637)

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$1,308,874	$1,037,638
Net realized gains from investment transactions	2,008,906	6,948,769
Change in unrealized appreciation (depreciation) on investments	(34,852,417)	43,065,031
Change in Net Assets Resulting from Operations	(31,534,637)	51,051,438
Distributions to shareholders:
Total Distributions	(6,000,589)	(5,800,917)
Change in Net Assets Resulting from distributions to shareholders	(6,000,589)	(5,800,917)
Capital Share Transactions:
Proceeds from shares issued	12,205,790	12,632,859
Dividends reinvested	2,789,935	2,677,723
Cost of shares redeemed	(8,896,664)	(6,182,310)
Change in Net Assets Resulting from Capital Share Transactions	6,099,061	9,128,272
Change in Net Assets	(31,436,165)	54,378,793
Net Assets:
Beginning of period	222,866,082	168,487,289
End of period	$191,429,917	$222,866,082
Share Transactions:
Issued	337,500	340,673
Reinvested	77,628	66,133
Redeemed	(247,975)	(166,404)
Change in shares	167,153	240,402

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$41.55	$32.89	$29.55	$22.64	$23.63
Investment Activities:
Operations:
Net investment income	0.24	0.20	0.27	0.24	0.22
Net realized/unrealized gains (losses) from investments	(6.08)	9.56	4.00	6.94	(0.80)
Total from investment activities	(5.84)	9.76	4.27	7.18	(0.58)
Distributions from:
Net investment income	(0.24)	(0.20)	(0.27)	(0.24)	(0.23)
Net realized gains from investment transactions	(0.86)	(0.90)	(0.66)	(0.03)	(0.18)
Total distributions	(1.10)	(1.10)	(0.93)	(0.27)	(0.41)
Net Asset Value, End of Period	$34.61	$41.55	$32.89	$29.55	$22.64
Total Return	(14.16)%	29.77%	14.53%	31.74%	(2.55)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$191,430	$222,866	$168,487	$159,651	$125,844
Ratio of net expenses to average net assets	0.86%	0.85%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	0.66%	0.53%	0.93%	0.88%	0.91%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.86%	0.85%	0.90%	0.91%	0.92%
Portfolio turnover rate	10.30%	7.33%	9.30%	2.61%	1.67%

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (98.8%)
Communication Services (3.6%)
Cable One, Inc.	2,180	1,551,855
Electronic Arts, Inc.	21,785	2,661,691
Omnicom Group, Inc.	20,190	1,646,898
		5,860,444
Consumer Discretionary (10.0%)
AutoZone, Inc. (a)	1,060	2,614,151
Carter’s, Inc.	24,830	1,852,566
Columbia Sportswear Co.	23,135	2,026,164
eBay, Inc.	30,620	1,269,811
O’Reilly Automotive, Inc. (a)	2,720	2,295,762
Ross Stores, Inc.	31,325	3,635,892
Ulta Beauty, Inc. (a)	5,290	2,481,380
		16,175,726
Consumer Staples (5.5%)
BJ’s Wholesale Club Holdings, Inc. (a)	30,100	1,991,416
Church & Dwight Co., Inc.	28,160	2,269,978
The Hershey Co.	11,900	2,755,682
The JM Smucker Co.	11,625	1,842,098
		8,859,174
Energy (4.4%)
Baker Hughes Co.	146,875	4,337,218
Marathon Oil Corp.	104,150	2,819,341
		7,156,559
Financials (14.9%)
Brown & Brown, Inc.	28,055	1,598,293
CBOE Global Markets, Inc.	17,070	2,141,773
East West Bancorp, Inc.	36,660	2,415,894
Everest Re Group Ltd.	7,635	2,529,247
FactSet Research Systems, Inc.	7,385	2,962,936
M&T Bank Corp.	12,845	1,863,296
Northern Trust Corp.	35,675	3,156,881
SEI Investments Co.	65,385	3,811,945
Signature Bank	8,665	998,381
T. Rowe Price Group, Inc.	24,680	2,691,601
		24,170,247
Health Care (14.9%)
Agilent Technologies, Inc.	16,195	2,423,582
Chemed Corp.	3,090	1,577,229
Henry Schein, Inc. (a)	19,865	1,586,617
Laboratory Corp. of America Holdings	6,540	1,540,039
Medpace Holdings, Inc. (a)	11,330	2,406,605
Mettler-Toledo International, Inc. (a)	1,310	1,893,540
STERIS PLC	11,155	2,060,217
Teleflex, Inc.	8,365	2,088,155
The Cooper Cos., Inc.	9,980	3,300,087
Waters Corp. (a)	9,635	3,300,758
West Pharmaceutical Services, Inc.	8,500	2,000,475
		24,177,304
Industrials (16.8%)
AMETEK, Inc.	20,615	2,880,328
AO Smith Corp.	29,980	1,716,055
Cummins, Inc.	7,260	1,759,025
Donaldson Co., Inc.	45,420	2,673,875
Expeditors International of Washington, Inc.	22,130	2,299,750
Graco, Inc.	22,575	1,518,395
Hubbell, Inc.	6,375	1,496,085
Lincoln Electric Holdings, Inc.	16,595	2,397,812
Masco Corp.	50,010	2,333,967
Nordson Corp.	8,535	2,028,940
Rockwell Automation, Inc.	7,935	2,043,818
Verisk Analytics, Inc.	9,060	1,598,365
W.W. Grainger, Inc.	4,725	2,628,281
		27,374,696
Information Technology (13.3%)
Amdocs Ltd.	20,110	1,827,999
Amphenol Corp., Class A	24,595	1,872,663
ANSYS, Inc. (a)	8,740	2,111,497
Arista Networks, Inc. (a)	17,245	2,092,681
Aspen Technology, Inc. (a)	5,800	1,191,320
Broadridge Financial Solutions, Inc.	13,830	1,855,018
Check Point Software Technologies Ltd. (a)	13,200	1,665,312
F5, Inc. (a)	12,155	1,744,364
Paychex, Inc.	30,095	3,477,778
TE Connectivity Ltd.	19,790	2,271,892
Trimble, Inc. (a)	30,830	1,558,765
		21,669,289
Materials (6.2%)
AptarGroup, Inc.	22,660	2,492,147
Avery Dennison Corp.	12,230	2,213,630
Ball Corp.	36,350	1,858,939
Packaging Corp. of America	11,805	1,509,978
RPM International, Inc.	20,685	2,015,753
		10,090,447
Real Estate (3.9%)
Alexandria Real Estate Equities, Inc.	10,675	1,555,028
AvalonBay Communities, Inc.	7,485	1,208,977
Jones Lang LaSalle, Inc. (a)	12,935	2,061,451
Realty Income Corp.	23,880	1,514,708
		6,340,164
Utilities (5.3%)
Atmos Energy Corp.	25,200	2,824,164
Eversource Energy	35,035	2,937,334
ONE Gas, Inc.	38,600	2,922,792
		8,684,290
TOTAL COMMON STOCKS (Cost $117,580,468)		160,558,340

Investment Companies (1.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	2,012,131	2,012,131
TOTAL INVESTMENT COMPANIES (Cost $2,012,131)		2,012,131

Total Investments (Cost $119,592,599) — 100.0% (c)		162,570,471
Liabilities in excess of other assets — 0.0%		(56,959)
NET ASSETS — 100.0%		$162,513,512

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $119,592,599)	$162,570,471
Dividends receivable	164,371
Receivable for capital shares issued	271,163
Receivable from Custodian	20,712
Prepaid expenses	13,767
Total Assets	163,040,484
Liabilities:
Payable for capital shares redeemed	71,592
Payable to Custodian	306,601
Accrued expenses and other liabilities:
Investment adviser	110,432
Administration and accounting	15,067
Chief compliance officer	518
Custodian	748
Shareholder servicing fees	14,811
Transfer agent	2,228
Trustee	16
Other	4,959
Total Liabilities	526,972
Net Assets	$162,513,512
Composition of Net Assets:
Paid in capital	$119,318,008
Total distributable earnings (loss)	43,195,504
Net Assets	$162,513,512
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,645,260
Net Asset Value, Offering Price and Redemption price per share	$21.26

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$2,300,274
Total Investment Income	2,300,274
Expenses:
Investment adviser	1,192,787
Administration and accounting	65,965
Chief compliance officer	7,324
Custodian	21,629
Shareholder servicing	190,792
Transfer agency	30,918
Trustee	18,017
Other	65,358
Total expenses before fee reductions	1,592,790
Fees contractually reduced by the investment adviser	(3,138)
Net Expenses	1,589,652
Net Investment Income	710,622
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	7,210,769
Change in unrealized appreciation (depreciation) on investments	(27,325,299)
Net realized/unrealized gains (losses) on investments	(20,114,530)
Change in Net Assets Resulting from Operations	$(19,403,908)

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$710,622	$552,071
Net realized gains from investment transactions	7,210,769	7,173,019
Change in unrealized appreciation (depreciation) on investments	(27,325,299)	26,695,687
Change in Net Assets Resulting from Operations	(19,403,908)	34,420,777
Distributions to shareholders:
Total Distributions	(7,363,133)	(8,079,854)
Change in Net Assets Resulting from distributions to shareholders	(7,363,133)	(8,079,854)
Capital Share Transactions:
Proceeds from shares issued	37,031,229	29,538,536
Dividends reinvested	5,968,235	6,597,814
Cost of shares redeemed	(26,483,479)	(29,435,595)
Change in Net Assets Resulting from Capital Share Transactions	16,515,985	6,700,755
Change in Net Assets	(10,251,056)	33,041,678
Net Assets:
Beginning of period	172,764,568	139,722,890
End of period	$162,513,512	$172,764,568
Share Transactions:
Issued	1,654,281	1,258,742
Reinvested	271,407	275,024
Redeemed	(1,203,248)	(1,258,873)
Change in shares	722,440	274,893

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$24.96	$21.02	$19.55	$15.78	$17.26
Investment Activities:
Operations:
Net investment income	0.10	0.08	0.12	0.10	0.08
Net realized/unrealized gains (losses) from investments	(2.80)	5.09	1.60	4.39	(0.62)
Total from investment activities	(2.70)	5.17	1.72	4.49	(0.54)
Distributions from:
Net investment income	(0.09)	(0.10)	(0.12)	(0.09)	(0.08)
Net realized gains from investment transactions	(0.91)	(1.13)	(0.13)	(0.63)	(0.86)
Total distributions	(1.00)	(1.23)	(0.25)	(0.72)	(0.94)
Net Asset Value, End of Period	$21.26	$24.96	$21.02	$19.55	$15.78
Total Return	(10.94)%	24.81%	8.81%	28.59%	(3.36)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$162,514	$172,765	$139,723	$145,305	$74,863
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	0.45%	0.36%	0.59%	0.67%	0.54%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.00%	1.00%	1.05%	1.04%	0.98%
Portfolio turnover rate	27.89%	19.72%	38.33%	18.46%	19.34%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (98.3%)
Communication Services (4.0%)
Cable One, Inc.	7,100	5,054,206
Interpublic Group of Cos., Inc.	238,100	7,931,111
Omnicom Group, Inc.	103,600	8,450,652
		21,435,969
Consumer Discretionary (9.9%)
Carter’s, Inc.	81,300	6,065,793
Cavco Industries, Inc. (a)	24,100	5,452,625
Choice Hotels International, Inc.	66,100	7,445,504
Columbia Sportswear Co.	66,400	5,815,312
Service Corporation International	169,500	11,719,230
Texas Roadhouse, Inc.	53,600	4,874,920
TopBuild Corp. (a)	32,000	5,007,680
Williams Sonoma, Inc.	54,800	6,297,616
		52,678,680
Consumer Staples (5.4%)
BJ’s Wholesale Club Holdings, Inc. (a)	119,300	7,892,888
Flowers Foods, Inc.	224,500	6,452,130
Lamb Weston Holdings, Inc.	48,900	4,369,704
The JM Smucker Co.	62,700	9,935,442
		28,650,164
Energy (4.5%)
Cactus, Inc., Class A	175,700	8,830,682
Core Laboratories NV	245,300	4,972,231
Helmerich & Payne, Inc.	203,600	10,092,452
		23,895,365
Financials (13.3%)
American Financial Group, Inc.	55,900	7,673,952
Bank of Hawaii Corp.	67,300	5,219,788
CBOE Global Markets, Inc.	61,700	7,741,499
Cohen & Steers, Inc.	65,300	4,215,768
Commerce Bancshares, Inc.	79,208	5,391,689
East West Bancorp, Inc.	161,500	10,642,850
FactSet Research Systems, Inc.	16,500	6,619,965
SEI Investments Co.	182,400	10,633,920
Signature Bank	32,000	3,687,040
UMB Financial Corp.	111,300	9,295,776
		71,122,247
Health Care (15.9%)
Charles River Laboratories
International, Inc. (a)	42,600	9,282,540
Chemed Corp.	18,300	9,340,869
Henry Schein, Inc. (a)	110,000	8,785,700
Medpace Holdings, Inc. (a)	51,900	11,024,079
PerkinElmer, Inc.	60,900	8,539,398
STERIS PLC	46,300	8,551,147
Teleflex, Inc.	28,300	7,064,529
The Cooper Cos., Inc.	37,400	12,367,058
Waters Corp. (a)	29,200	10,003,336
		84,958,656
Industrials (18.0%)
AO Smith Corp.	104,400	5,975,856
Applied Industrial Technologies, Inc.	71,000	8,948,130
C.H. Robinson Worldwide, Inc.	57,300	5,246,388
Donaldson Co., Inc.	158,800	9,348,555
Expeditors International of Washington, Inc.	74,200	7,710,864
Hubbell, Inc.	34,600	8,119,928
IDEX Corp.	20,300	4,635,099
Lincoln Electric Holdings, Inc.	59,300	8,568,257
Masco Corp.	113,700	5,306,379
Nordson Corp.	37,400	8,890,728
Robert Half International, Inc.	71,800	5,300,994
Snap-on, Inc.	29,000	6,626,210
The Middleby Corp. (a)	28,700	3,842,930
The Toro Co.	66,500	7,527,800
		96,048,118
Information Technology (12.6%)
Akamai Technologies, Inc. (a)	66,800	5,631,240
Amdocs Ltd.	91,100	8,280,990
Aspen Technology, Inc. (a)	17,400	3,573,960
Broadridge Financial Solutions, Inc.	49,500	6,639,435
Dolby Laboratories, Inc., Class A	72,500	5,114,150
F5, Inc. (a)	45,700	6,558,407
Jack Henry & Associates, Inc.	41,800	7,338,408
Manhattan Associates, Inc. (a)	48,100	5,839,340
NetApp, Inc.	86,800	5,213,208
Progress Software Corp.	144,200	7,274,890
Trimble, Inc. (a)	118,000	5,966,080
		67,430,108
Materials (5.7%)
AptarGroup, Inc.	74,000	8,138,520
Avery Dennison Corp.	37,300	6,751,300
Packaging Corp. of America	40,700	5,205,937
RPM International, Inc.	103,300	10,066,585
		30,162,342
Real Estate (6.3%)
CubeSmart	97,500	3,924,375
Jones Lang LaSalle, Inc. (a)	56,400	8,988,468
Lamar Advertising Co., Class A	70,800	6,683,520
Physicians Realty Trust	405,600	5,869,032
STAG Industrial, Inc.	252,200	8,148,582
		33,613,977
Utilities (2.7%)
Atmos Energy Corp.	33,500	3,754,345
IDACORP, Inc.	41,800	4,508,130
ONE Gas, Inc.	82,000	6,209,040
		14,471,515
TOTAL COMMON STOCKS (Cost $502,607,767)		524,467,141

Investment Companies (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	5,695,123	5,695,123
TOTAL INVESTMENT COMPANIES (Cost $5,695,123)		5,695,123

Total Investments (Cost $508,302,890) — 99.4% (c)		530,162,264
Other assets in excess of liabilities — 0.6%		3,292,325
NET ASSETS — 100.0%		$533,454,589

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $508,302,890)	$530,162,264
Cash	6,649,154
Dividends receivable	543,557
Receivable for capital shares issued	1,954,665
Prepaid expenses	15,619
Total Assets	539,325,259
Liabilities:
Payable for investments purchased	5,481,955
Payable for capital shares redeemed	31,909
Payable to Custodian	25,763
Accrued expenses and other liabilities:
Investment adviser	270,647
Administration and accounting	14,775
Chief compliance officer	3,879
Custodian	5,581
Transfer agent	4,608
Trustee	121
Other	31,432
Total Liabilities	5,870,670
Net Assets	$533,454,589
Composition of Net Assets:
Paid in capital	$516,115,110
Total distributable earnings (loss)	17,339,479
Net Assets	$533,454,589
Shares outstanding (par value $0.01, unlimited number of shares authorized)	25,951,663
Net Asset Value, Offering Price and Redemption price per share	$20.56

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$8,660,819
Less: Foreign tax withholding	(909)
Total Investment Income	8,659,910
Expenses:
Investment adviser	3,963,767
Administration and accounting	197,817
Chief compliance officer	26,182
Custodian	76,819
Transfer agency	32,461
Trustee	65,894
Other	161,859
Total expenses before fee reductions	4,524,799
Fees contractually reduced by the investment adviser	(562,932)
Net Expenses	3,961,867
Net Investment Income	4,698,043
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	9,353,164
Net realized gains from redemptions in-kind (a)	34,777,232
Change in unrealized appreciation (depreciation) on investments	(121,384,207)
Net realized/unrealized gains (losses) on investments	(77,253,811)
Change in Net Assets Resulting from Operations	$(72,555,768)

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$4,698,043	$4,078,818
Net realized gains from investment transactions	44,130,396	33,055,337
Change in unrealized appreciation (depreciation) on investments	(121,384,207)	94,523,901
Change in Net Assets Resulting from Operations	(72,555,768)	131,658,056
Distributions to shareholders:
Total Distributions	(20,356,159)	(18,086,887)
Change in Net Assets Resulting from distributions to shareholders	(20,356,159)	(18,086,887)
Capital Share Transactions:
Proceeds from shares issued	156,173,450	381,010,825
Dividends reinvested	13,637,139	12,029,358
Cost of shares redeemed	(53,318,588)	(83,358,340)
Cost of in-kind shares redeemed (a)	(105,672,275)	(33,781,359)
Change in Net Assets Resulting from Capital Share Transactions	10,819,726	275,900,484
Change in Net Assets	(82,092,201)	389,471,653
Net Assets:
Beginning of period	615,546,790	226,075,137
End of period	$533,454,589	$615,546,790
Share Transactions:
Issued	7,188,415	18,280,304
Reinvested	646,004	513,856
Redeemed	(2,478,045)	(3,804,896)
Redeemed in-kind (a)	(4,710,076)	(1,437,505)
Change in shares	646,298	13,551,759

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022		For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$24.32		$19.23		$17.90		$14.63	$15.79
Investment Activities:
Operations:
Net investment income	0.19		0.17		0.12		0.14	0.11
Net realized/unrealized gains (losses) from investments	(3.10)		5.66		1.36		3.76	(0.98)
Total from investment activities	(2.91)		5.83		1.48		3.90	(0.87)
Distributions from:
Net investment income	(0.21)		(0.19)		(0.13)		(0.12)	(0.12)
Net realized gains from investment transactions	(0.64)		(0.55)		(0.02)		(0.51)	(0.17)
Total distributions	(0.85)		(0.74)		(0.15)		(0.63)	(0.29)
Net Asset Value, End of Period	$20.56		$24.32		$19.23		$17.90	$14.63
Total Return	(12.04)%		30.46%		8.26%		26.74%	(5.62)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$533,455		$615,547		$226,075		$126,376	$74,299
Ratio of net expenses to average net assets	0.75%		0.75%		0.75%		0.75%	0.75%
Ratio of net investment income to average net assets	0.89%		0.80%		0.89%		0.85%	0.77%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.86%		0.85%		0.91%		0.95%	0.98%
Portfolio turnover rate	27.54	%(b)	35.83	%(b)	51.26	%(b)	24.08%	14.98%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

Read Boston Trust Walden’s Annual ESG Impact Report online when it becomes available in March 2023. The report can be found at: www.bostontrustwalden.com/insight-cat/impact-investing/

In this report, we share examples of actions taken to accelerate progress in the areas of climate risk, equality, and governance, and offer industry-leading measurements and disclosure on the impact of our initiatives.

Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

December 31, 2022

Balanced Fund Portfolio Management

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Tchintcia S. Barros, CFA

Co-Portfolio Manager

Sean A. Cameron, CFA

Co-Portfolio Manager

Equity Fund Portfolio Management

Tchintcia S. Barros, CFA

Lead Portfolio Manager

Stephen J. Amyouny, CFA

Co-Portfolio Manager

Mark B. Zagata, CFA
Co-Portfolio Manager

Boston Trust Walden Inc.

Balanced Fund Objective

The Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Equity Fund Objective

The Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of these Funds will fluctuate as the value of the securities in the portfolio changes.

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Small-to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Intermediate term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Cash equivalents offer low risk and low return potential.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Balanced Fund and the Boston Trust Walden Equity Fund returned -13.67% and -13.55%, respectively for the 12-month period ended December 31, 2022. The relevant market indices, the S&P 500 Index and the Bloomberg Government/Credit Bond Index, returned -18.11% and -13.58%, respectively, for the year. Both Funds’ equity segments outperformed the S&P 500 Index benchmark, and the Balanced Fund’s fixed income segment outperformed its bond benchmark.

The S&P 500 Index returned -18.11% in 2022, weakening after double digit positive returns in the prior two years. Amidst last year’s equity market weakness, the Fund’s relative equity performance provided downside protection, outperforming the index. Our valuation discipline, which is predicated on the idea that the avoidance of overpaying for securities is an important risk management tool, acted as a tailwind in 2022.

At the equity sector level, consumer discretionary contributed positively to the Funds’ relative performance as did the Funds’ overweight to the energy sector in a year of commodity price strength. Consumer discretionary strength in relative terms was driven by security selection and an avoidance of some of the more speculatively priced segments of this sector. Moreover, the energy sector benefitted from the inflationary environment characterizing 2022.

The Balanced Fund’s high-quality focus within investment grade fixed income served as a positive relative contributor to overall performance in 2022. As spreads on corporate bonds widened, the Fund benefitted in relative terms, Moreover, a primary determinant of fixed income returns was the interest rate sensitivity, or duration, of portfolio holding. The Balanced Fund maintained a below-average duration relative to the Bloomberg US Government/Credit Bond Index throughout the year. As a result of duration positioning, interest rate movements, and fixed income spread exposure, the Balanced Fund return from fixed income was ahead of the Bloomberg Government/Credit Bond Index benchmark return of -13.58%.

Outlook

We expect flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the Fed’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential for decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospect of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet now having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investing in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	Since Inception (6/20/99)
Boston Trust Walden Balanced Fund[1]	-13.67%	3.72%	6.25%	8.27%	6.18%	6.70%	5.62%
Boston Trust Walden Equity Fund[1]	-13.55%	7.82%	10.08%	12.01%	8.70%	9.27%	7.22%
S&P 500 Total Return Index	-18.11%	7.65%	9.42%	12.56%	8.80%	9.79%	6.55%
Bloomberg U.S. Government/Credit Bond Index	-13.58%	-2.57%	0.21%	1.16%	2.77%	3.18%	4.03%
FTSE 3-Month U.S. Treasury Bill Index	1.50%	0.71%	1.24%	0.74%	0.64%	1.21%	1.65%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Boston Trust Walden Equity Fund is measured against the Standard & Poor’s 500 Total Return Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg U.S. Government/Credit Bond Index is a component of the Bloomberg U.S. Aggregate Bond Index. The FTSE 3- Month U.S. T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Walden Balanced Fund

Fund Net Asset Value:	$20.97
Gross Expense Ratio[1]:	1.00%

Boston Trust Walden Equity Fund

Fund Net Asset Value:	$30.21
Gross Expense Ratio[1]:	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2022. The contractual fee limit under each Fund’s expense limitation agreement is 1.00% of each Fund’s average annual net assets, subject to certain limitations as described in each Fund’s prospectus. Please see each Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waivers continue through May 1, 2023 and may be renewed thereafter. Additional information pertaining to each Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust Walden Midcap Fund

December 31, 2022

Stephen J. Amyouny, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Mark Zagata, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid cap funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Midcap Fund returned -10.90% in calendar year 2022, outperforming the Russell Midcap® Index by more than 6%.

Our analysis of the year suggests the Fund’s strong relative performance for the year was due to favorable impacts of style, as more reasonably valued stocks of higher quality companies outperformed the broader mid cap market. The Fund also experienced an incremental benefit from favorable security selections within the opportunity set of the Fund’s investment style.

Outlook

We expected flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the US Federal Reserve’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential for decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however that the prospect of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet not having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investigating in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Walden Midcap Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (8/1/11)
Boston Trust Walden Midcap Fund[1]	-10.90%	6.57%	8.42%	11.15%	10.50%
Russell MidCap® Index	-17.32%	5.87%	7.10%	10.95%	10.60%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.82
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust Walden SMID Cap Fund

December 31, 2022

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Smid cap companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden SMID Cap Fund returned -14.59% in calendar year 2022, outperforming the Russell 2500™ Index by more than 3%.

Our analysis of the year suggests the Fund’s strong relative performance was due to favorable impacts of style, as more reasonably valued stocks of higher quality companies outperformed the broader smaller cap market. The Fund also experienced an incremental benefit from favorable security selection within the opportunity set of the Fund’s investment style.

Outlook

We expect flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the US Federal Reserve’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential of decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospects of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet now having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remain focused on identifying and investing in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Walden SMID Cap Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (6/28/12)
Boston Trust Walden SMID Cap Fund[1]	-14.59%	6.63%	7.62%	10.31%	10.84%
Russell 2500™ Index	-18.37%	4.99%	5.88%	10.02%	10.69%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Boston Trust Walden SMID Cap Fund from June 28, 2012 to December 31, 2022, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.61
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust Walden Small Cap Fund

December 31, 2022

Kenneth P. Scott, CFA

Lead Portfolio Manager

Richard Q. Williams, CFA

Co-Portfolio Manager

Leanne Moore

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

The Boston Trust Walden Small Cap Fund returned -9.06% in calendar year 2022, outperforming the Russell 2000® Index by more than 11%.

Our analysis of the year suggests the Fund’s strong relative performance was due to favorable impacts of style, as more reasonably valued stocks of higher quality companies outperformed the broader small cap market. The Fund also experienced an incremental benefit from favorable security selection within the opportunity set of the Fund’s investment style.

Outlook

We expect flat to modestly positive year-over-year real US Gross Domestic Product growth in 2023, following growth of near 2% in 2022 and 5.7% in 2021. Moreover, the probability of a recession within the next year has risen in response to the US Federal Reserve’s commitment to getting inflation under control. Indeed, the equity market decline in 2022 reflects this heightened probability of recession as well as the potential for decelerating corporate earnings growth in 2023. While we expect economic and corporate profit growth to moderate, we believe that present equity valuations largely reflect these expectations. We acknowledge, however, that the prospect of hawkish monetary policy remains a powerful force with the US Federal Reserve’s balance sheet now having contracted from its $9 trillion peak and declining at an annualized rate of about $1 trillion per year.

Despite the modestly constructive outlook, we remain vigilant for risks. Among the most pressing are segments of the market that continue to exhibit elevated valuations, geopolitical and military risks that threaten global trade and stability, and the potential for inflation to remain elevated longer term, thereby hampering discretionary consumer spending as well as corporate profits for companies unable to pass along higher input prices. We remained focused on identifying and investing in a diversified portfolio of high quality securities at reasonable valuations. We believe that this long-held discipline will allow the strategy to capitalize on our outlook for economic strength yet effectively navigate risks along the way, thereby achieving an attractive risk-adjusted return performance pattern over full market cycles.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund December 31, 2022

	For the periods ended 12/31/22
	Average Annual Total Returns
							Since
							Inception
	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/31/94)
Boston Trust Walden Small Cap Fund[1]	-9.06%	8.03%	9.01%	10.38%	8.77%	10.81%	10.69%
Russell 2000® Index	-20.44%	3.10%	4.12%	9.01%	7.16%	9.36%	8.66%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$15.56
Gross Expense Ratio[1]:	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2023 and may be renewed thereafter. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Boston Trust Walden International Equity Fund

December 31, 2022

Nathaniel J. Riley, CFA

Co-Portfolio Manager

David A. Sandell, CFA

Co-Portfolio Manager

Boston Trust Walden Inc.

Fund Objective

The Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Investment Concerns

Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. These risks are magnified in emerging markets.

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments, including investments in high-grade fixed income securities.

Mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

Manager Commentary (Unaudited)

Management Discussion of Fund Performance

For the 12-month period ended December 31, 2022, the Boston Trust Walden International Equity Fund posted a total return of -13.10%. The Fund’s return was ahead of its primary benchmark, the MSCI World ex-USA Index (net), which posted a return of -14.29% for the year. The returns of the Fund and the benchmark suffered due to poor equity returns around the globe, and due to a strengthening US dollar relative to international currencies.

The international equity markets fell for most of 2022, driven by geopolitical events, inflationary pressures, and tightening financial conditions. Russia’s invasion of Ukraine in February led to commodity price increases globally, and particularly sharp increases of the price of natural gas in Europe, hurting consumers and industrial users. This exacerbated inflationary pressures already present due to economic effects of the COVID pandemic on supply chains and consumption. The sharp increase in commodity prices further fueled concerns that inflation would become entrenched. Central banks, which were already beginning to tighten monetary policy at the end of 2021 and beginning of 2022, accelerated their efforts to fight inflation by raising rates and removing other stimulus measures. The combination of slower economic growth and central bank tightening led to worries of a prospective recessionary environment and weighed on equities.

The decline in international markets was widespread. Of the 22 countries represented in the MSCI World ex-USA Index (net), all but one had a negative return during 2022. That single country in positive territory was Portugal, which is represented by only 4 stocks and comprises well under 1% of the Index. Among sectors, only energy posted a positive return in the Fund and the Index. The Fund’s holdings within the sector rose by over 40% during the year. While rising commodity prices hurt the economy overall, most energy companies held by the Fund benefitted from higher realized prices for their production.

Turning to other market dynamics, fundamental business quality, as measured by the Adviser’s proprietary metric, was not a significant contributor to performance. The quality factor is typically a driver of relative returns for the Fund since the Fund generally maintains a positive exposure on this factor relative to the benchmark. While the Fund did maintain its high quality investing style throughout 2022, this had relatively little effect on returns for the year.

Because the Fund is priced in US dollars, but its holdings are predominantly denominated in other currencies, the strengthening US dollars over 2022 had a large effect on reported, USD-denominated, returns. While the MSCI World ex-USA Index (net) return in US dollars was -14.29% for the year, the same index’s return measured in local currency was -0.7%. The difference of 7.3% is due to the appreciation of the US dollar relative to the basket of currencies represented by the Index constituent. Because the Fund holdings represent roughly the same basket of currencies as the Index, we estimate that the Fund’s returns were affected by the dollar’s rise by a similar magnitude.*

*	Portfolio composition is subject to change.

Investment Performance (Unaudited)	Boston Trust Walden International Equity Fund December 31, 2022

	For the periods ended 12/31/21
	Average Annual Total Returns
	1 Year	3 Years	5 Years	Since Inception (6/9/15)
Boston Trust Walden International Equity Fund	-13.10%	1.84%	2.74%	3.64%
MSCI World ex-USA Index (Net)	-14.29%	1.27%	1.79%	3.36%
FTSE Developed Ex-US	-14.59%	1.72%	2.09%	3.96%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust Walden International Equity Fund from June 9, 2015 to December 31, 2022, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden International Equity Fund is measured against the MSCI World ex-USA Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries (excluding the United States) and the FTSE Developed ex-US Index, which represents the largest securities in developed countries equity markets (excluding the United States) based on all investable equity securities. Index returns reflect neither the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$11.74
Gross Expense Ratio[1]:	0.94%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of December 31, 2022 can be found in the financial highlights included in this report.

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (68.0%)
Communication Services (4.8%)
Alphabet, Inc., Class A (a)	20,000	1,764,600
Alphabet, Inc., Class C (a)	42,300	3,753,279
Charter Communications, Inc., Class A (a)	2,445	829,100
Comcast Corp., Class A	30,475	1,065,710
Electronic Arts, Inc.	10,310	1,259,676
		8,672,365
Consumer Discretionary (6.5%)
AutoZone, Inc. (a)	890	2,194,900
Dollar General Corp.	7,200	1,773,000
Lowe’s Cos., Inc.	5,800	1,155,592
McDonald’s Corp.	2,700	711,531
NIKE, Inc., Class B	17,000	1,989,170
Ross Stores, Inc.	13,000	1,508,910
Starbucks Corp.	16,510	1,637,792
The Home Depot, Inc.	2,000	631,720
		11,602,615
Consumer Staples (4.0%)
Costco Wholesale Corp.	5,500	2,510,750
PepsiCo, Inc.	17,240	3,114,578
The Estee Lauder Cos., Inc.	6,000	1,488,660
		7,113,988
Energy (4.7%)
ConocoPhillips	50,100	5,911,800
Schlumberger Ltd.	47,250	2,525,985
		8,437,785
Financials (8.3%)
Chubb Ltd.	9,500	2,095,700
East West Bancorp, Inc.	15,000	988,500
FactSet Research Systems, Inc.	3,000	1,203,630
JPMorgan Chase & Co.	29,160	3,910,356
Marsh & McLennan Cos., Inc.	8,000	1,323,840
Northern Trust Corp.	18,220	1,612,288
T. Rowe Price Group, Inc.	10,000	1,090,600
The PNC Financial Services Group, Inc.	4,600	726,524
U.S. Bancorp	43,480	1,896,163
		14,847,601
Health Care (12.0%)
Agilent Technologies, Inc.	8,000	1,197,200
Becton, Dickinson & Co.	7,250	1,843,675
Danaher Corp.	4,300	1,141,306
Johnson & Johnson	22,045	3,894,249
Merck & Co., Inc.	23,185	2,572,376
Mettler-Toledo International, Inc. (a)	1,400	2,023,630
Stryker Corp.	9,250	2,261,533
The Cooper Cos., Inc.	3,000	992,010
UnitedHealth Group, Inc.	6,750	3,578,715
Waters Corp. (a)	5,500	1,884,190
		21,388,884
Industrials (7.8%)
Cummins, Inc.	5,365	1,299,886
Deere & Co.	5,500	2,358,180
Donaldson Co., Inc.	18,000	1,059,660
Hubbell, Inc.	7,000	1,642,760
Illinois Tool Works, Inc.	5,000	1,101,500
Masco Corp.	21,945	1,024,173
Union Pacific Corp.	9,755	2,019,968
United Parcel Service, Inc., Class B	10,000	1,738,400
W.W. Grainger, Inc.	3,000	1,668,750
		13,913,277
Information Technology (17.7%)
Accenture PLC, Class A	12,000	3,202,080
Adobe, Inc. (a)	4,680	1,574,960
Analog Devices, Inc.	8,995	1,475,450
Apple, Inc.	66,000	8,575,380
Automatic Data Processing, Inc.	13,000	3,105,180
Cisco Systems, Inc.	36,515	1,739,575
Microsoft Corp.	31,275	7,500,371
PayPal Holdings, Inc. (a)	8,500	605,370
TE Connectivity Ltd.	6,500	746,200
Visa, Inc., Class A	16,000	3,324,160
		31,848,726
Materials (2.2%)
Air Products and Chemicals, Inc.	9,015	2,778,964
AptarGroup, Inc.	10,500	1,154,790
		3,933,754
TOTAL COMMON STOCKS (Cost $53,877,332)		121,758,995

	Principal
	Amount ($)
Corporate Bonds (9.1%)
Communication Services (0.7%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	236,320
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	245,312
Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	1,000,000	782,405
		1,264,037
Consumer Discretionary (1.6%)
Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,169,584
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	500,000	468,442
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	325,138
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	937,693
		2,900,857
Consumer Staples (0.8%)
The Estee Lauder Cos., Inc., 1.95%, 3/15/31, Callable 12/15/30 @ 100	1,675,000	1,363,379

Financials (0.4%)
John Deere Capital Corp., 2.80%, 7/18/29	350,000	313,524
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	467,680
		781,204
Health Care (1.7%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	96,719
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	91,606

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund December 31, 2022

Security Description	Principal Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Health Care, (continued)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	234,698
Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @ 100	1,300,000	1,074,618
Pfizer, Inc., 3.40%, 5/15/24	100,000	98,123
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	288,619
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,074,755
		2,959,138
Industrials (0.7%)
3M Co., 3.00%, 8/7/25	250,000	240,042
Emerson Electric Co., 2.63%, 2/15/23, Callable 2/6/23 @ 100	200,000	199,779
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	399,894
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	138,039
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	138,569
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	186,090
		1,302,413
Information Technology (2.0%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	304,281
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	149,596
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	188,972
Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	1,000,000	939,852
Intuit, Inc., 0.65%, 7/15/23	1,000,000	978,124
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	94,531
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	143,333
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	200,000	188,655
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	292,700
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	265,459
		3,545,503
Materials (0.7%)
Air Products And Chemicals, Inc., 2.05%, 5/15/30, Callable 2/15/30 @ 100	1,425,000	1,199,952

Utilities (0.5%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	904,264
TOTAL CORPORATE BONDS (Cost $18,047,132)		16,220,747

Municipal Bonds (0.4%)
Georgia (0.1%)
State of Georgia, GO, Series B, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	252,018

Hawaii (0.3%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	374,595
TOTAL MUNICIPAL BONDS (Cost $857,723)		626,613

U.S. Government & U.S. Government Agency Obligations (21.1%)
Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	235,052
2.85%, 3/2/28	750,000	708,484
		943,536
Federal Home Loan Bank (0.9%)
2.88%, 9/13/24	1,000,000	971,371
5.50%, 7/15/36	700,000	772,525
		1,743,896
Federal National Mortgage Association (3.0%)
1.88%, 9/24/26	1,000,000	924,292
2.13%, 4/24/26	1,250,000	1,173,232
2.63%, 9/6/24	3,250,000	3,154,976
		5,252,500
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	9,913	9,521
4.00%, 9/15/41	33,953	32,847
		42,368
U.S. Treasury Inflation Index Note (3.2%)
0.13%, 1/15/32	4,649,072	4,080,822
0.25%, 7/15/29	1,164,900	1,068,483
0.75%, 7/15/28	593,535	566,379
		5,715,684
U.S. Treasury Note (13.5%)
2.75%, 2/28/25	2,175,000	2,103,378
2.75%, 8/15/32	6,075,000	5,552,930
2.88%, 5/15/32	17,700,000	16,372,499
		24,028,807
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,854,184)		37,726,791

Yankee Dollar (0.2%)
Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	347,550
TOTAL YANKEE DOLLAR (Cost $350,934)		347,550

	Shares
Investment Companies (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (c)	2,003,663	2,003,663
TOTAL INVESTMENT COMPANIES (Cost $2,003,663)		2,003,663
Total Investments (Cost $114,990,968) — 99.9% (d)		178,684,359
Other assets in excess of liabilities — 0.1%		177,255
NET ASSETS — 100.0%		$178,861,614

(a)	Non-income producing security.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund December 31, 2022

(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of December 31, 2022.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $114,990,968)	$178,684,359
Interest and dividends receivable	538,022
Receivable for capital shares issued	37,015
Receivable from Custodian	17,690
Prepaid expenses	13,623
Total Assets	179,290,709
Liabilities:
Payable for capital shares redeemed	262,891
Accrued expenses and other liabilities:
Investment adviser	124,856
Administration and accounting	15,203
Chief compliance officer	706
Custodian	1,010
Shareholder servicing fees	16,611
Transfer agent	2,363
Trustee	22
Other	5,433
Total Liabilities	429,095
Net Assets	$178,861,614
Composition of Net Assets:
Paid in capital	$115,100,773
Total distributable earnings (loss)	63,760,841
Net Assets	$178,861,614
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,529,890
Net Asset Value, Offering Price and Redemption price per share	$20.97

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Interest	$1,605,439
Dividends	2,042,854
Total Investment Income	3,648,293
Expenses:
Investment adviser	1,381,249
Administration and accounting	80,965
Chief compliance officer	8,715
Custodian	25,423
Shareholder servicing	215,005
Transfer agency	26,781
Trustee	21,565
Other	60,163
Gross expense before recoupment	1,819,866
Recoupment of prior expenses reimbursed by the investment adviser	20,819
Total expenses	1,840,685
Net Expenses	1,840,685
Net Investment Income	1,807,608
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	3,132,343
Change in unrealized appreciation (depreciation) on investments	(33,303,817)
Net realized/unrealized gains (losses) on investments	(30,171,474)
Change in Net Assets Resulting from Operations	$(28,363,866)

(a)	Includes Class Action related litigation gains of $21,034.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$1,807,608	$1,169,958
Net realized gains from investment transactions	3,132,343	6,570,897
Change in unrealized appreciation (depreciation) on investments	(33,303,817)	26,468,249
Change in Net Assets Resulting from Operations	(28,363,866)	34,209,104
Distributions to shareholders:
Total Distributions	(6,389,731)	(7,128,948)
Change in Net Assets Resulting from distributions to shareholders	(6,389,731)	(7,128,948)
Capital Share Transactions:
Proceeds from shares issued	16,120,035	16,487,009
Dividends reinvested	5,165,518	5,833,464
Cost of shares redeemed	(17,206,499)	(17,247,482)
Change in Net Assets Resulting from Capital Share Transactions	4,079,054	5,072,991
Change in Net Assets	(30,674,543)	32,153,147
Net Assets:
Beginning of period	209,536,157	177,383,010
End of period	$178,861,614	$209,536,157
Share Transactions:
Issued	738,110	695,971
Reinvested	238,703	236,269
Redeemed	(778,128)	(729,204)
Change in shares	198,685	203,036

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$25.15	$21.82	$20.76	$17.06	$17.76
Investment Activities:
Operations:
Net investment income	0.22	0.14	0.17	0.19	0.19
Net realized/unrealized gains (losses) from investments	(3.63)	4.07	1.54	3.85	(0.52)
Total from investment activities	(3.41)	4.21	1.71	4.04	(0.33)
Distributions from:
Net investment income	(0.22)	(0.14)	(0.17)	(0.20)	(0.18)
Net realized gains from investment transactions	(0.55)	(0.74)	(0.48)	(0.14)	(0.19)
Total distributions	(0.77)	(0.88)	(0.65)	(0.34)	(0.37)
Net Asset Value, End of Period	$20.97	$25.15	$21.82	$20.76	$17.06
Total Return	(13.67)%	19.38%	8.26%	23.70%	(1.90)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$178,862	$209,536	$177,383	$157,892	$124,495
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.98%	0.60%	0.84%	1.01%	1.02%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.99%	1.00%	1.02%	1.02%	1.04%
Portfolio turnover rate	28.62%	20.88%	18.73%	12.99%	8.47%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (98.3%)
Communication Services (7.5%)
Alphabet, Inc., Class A (a)	50,515	4,456,938
Alphabet, Inc., Class C (a)	83,540	7,412,505
Comcast Corp., Class A	123,055	4,303,233
Electronic Arts, Inc.	20,255	2,474,756
		18,647,432
Consumer Discretionary (10.3%)
AutoZone, Inc. (a)	1,890	4,661,080
Dollar General Corp.	14,860	3,659,275
Lowe’s Cos., Inc.	11,275	2,246,431
McDonald’s Corp.	9,955	2,623,441
NIKE, Inc., Class B	34,610	4,049,716
Ross Stores, Inc.	18,945	2,198,946
Starbucks Corp.	33,375	3,310,800
The Home Depot, Inc.	9,380	2,962,767
		25,712,456
Consumer Staples (5.1%)
Costco Wholesale Corp.	8,925	4,074,263
PepsiCo, Inc.	27,980	5,054,866
The Estee Lauder Cos., Inc.	8,880	2,203,217
The Hershey Co.	6,495	1,504,047
		12,836,393
Energy (6.3%)
ConocoPhillips	114,865	13,554,070
Schlumberger Ltd.	39,310	2,101,513
		15,655,583
Financials (13.1%)
American Express Co.	12,445	1,838,749
Chubb Ltd.	24,925	5,498,455
East West Bancorp, Inc.	34,825	2,294,968
FactSet Research Systems, Inc.	6,795	2,726,222
JPMorgan Chase & Co.	55,885	7,494,178
Marsh & McLennan Cos., Inc.	17,050	2,821,434
Northern Trust Corp.	45,310	4,009,482
T. Rowe Price Group, Inc.	20,105	2,192,651
U.S. Bancorp	87,705	3,824,815
		32,700,954
Health Care (16.1%)
Agilent Technologies, Inc.	23,790	3,560,173
Becton, Dickinson & Co.	16,960	4,312,928
Danaher Corp.	4,815	1,277,997
Johnson & Johnson	47,535	8,397,057
Merck & Co., Inc.	36,090	4,004,186
Stryker Corp.	22,070	5,395,894
The Cooper Cos., Inc.	8,050	2,661,894
UnitedHealth Group, Inc.	14,150	7,502,047
Waters Corp. (a)	9,075	3,108,914
		40,221,090

Industrials (10.1%)
Cummins, Inc.	9,305	2,254,508
Deere & Co.	13,045	5,593,174
Donaldson Co., Inc.	36,265	2,134,921
Hubbell, Inc.	13,055	3,063,747
Masco Corp.	41,200	1,922,804
Union Pacific Corp.	23,750	4,917,913
United Parcel Service, Inc., Class B	21,255	3,694,969
W.W. Grainger, Inc.	2,780	1,546,375
		25,128,411

Information Technology (25.5%)
Accenture PLC, Class A	29,885	7,974,514
Adobe, Inc. (a)	8,130	2,735,989
Analog Devices, Inc.	20,570	3,374,097
Apple, Inc.	120,850	15,702,041
Applied Materials, Inc.	15,895	1,547,855
Automatic Data Processing, Inc.	16,920	4,041,511
Cisco Systems, Inc.	82,905	3,949,594
Microsoft Corp.	62,440	14,974,361
TE Connectivity Ltd.	21,555	2,474,514
Visa, Inc., Class A	34,065	7,077,345
		63,851,821
Materials (3.0%)
Air Products and Chemicals, Inc.	16,840	5,191,098
AptarGroup, Inc.	22,005	2,420,110
		7,611,208
Utilities (1.3%)
Eversource Energy	39,730	3,330,963
		3,330,963
TOTAL COMMON STOCKS (Cost $116,304,016)		245,696,311

Investment Companies (1.3%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	3,289,079	3,289,079
TOTAL INVESTMENT COMPANIES (Cost $3,289,079)		3,289,079
Total Investments (Cost $119,593,095) — 99.6% (c)		248,985,390
Other assets in excess of liabilities — 0.4%		1,001,432
NET ASSETS — 100.0%		$249,986,822

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $119,593,095)	$248,985,390
Cash	3,940,975
Dividends receivable	332,412
Receivable for capital shares issued	69,107
Receivable from Custodian	9,235
Prepaid expenses	10,328
Total Assets	253,347,447
Liabilities:
Payable for investments purchased	2,974,291
Payable for capital shares redeemed	155,610
Accrued expenses and other liabilities:
Investment adviser	169,455
Administration and accounting	14,737
Chief compliance officer	1,371
Custodian	1,968
Shareholder servicing fees	27,934
Transfer agent	3,289
Trustee	42
Other	11,928
Total Liabilities	3,360,625
Net Assets	$249,986,822
Composition of Net Assets:
Paid in capital	$121,027,708
Total distributable earnings (loss)	128,959,114
Net Assets	$249,986,822
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,275,477
Net Asset Value, Offering Price and Redemption price per share	$30.21

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$4,224,606
Total Investment Income	4,224,606
Expenses:
Investment adviser	1,926,956
Administration and accounting	103,265
Chief compliance officer	12,660
Custodian	35,720
Shareholder servicing	380,592
Transfer agency	30,820
Trustee	31,502
Other	94,048
Total expenses before fee reductions	2,615,563
Fees contractually reduced by the investment adviser	(47,676)
Net Expenses	2,567,887
Net Investment Income	1,656,719
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	11,947,053
Net realized gains from redemptions in-kind (b)	40,556,290
Change in unrealized appreciation (depreciation) on investments	(97,105,448)
Net realized/unrealized gains (losses) on investments	(44,602,105)
Change in Net Assets Resulting from Operations	$(42,945,386)

(a)	Includes Class Action related litigation gains of $48,829.
(b)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$1,656,719	$1,197,048
Net realized gains from investment transactions	52,503,343	5,392,806
Change in unrealized appreciation (depreciation) on investments	(97,105,448)	70,094,050
Change in Net Assets Resulting from Operations	(42,945,386)	76,683,904
Distributions to shareholders:
Total Distributions	(7,929,551)	(7,901,370)
Change in Net Assets Resulting from distributions to shareholders	(7,929,551)	(7,901,370)
Capital Share Transactions:
Proceeds from shares issued	41,364,923	49,689,006
Dividends reinvested	5,790,292	6,356,747
Cost of shares redeemed	(53,647,017)	(30,243,830)
Cost of in-kind shares redeemed (a)	(51,649,023)	—
Change in Net Assets Resulting from Capital Share Transactions	(58,140,825)	25,801,923
Change in Net Assets	(109,015,762)	94,584,457
Net Assets:
Beginning of period	359,002,584	264,418,127
End of period	$249,986,822	$359,002,584
Share Transactions:
Issued	1,308,674	1,519,483
Reinvested	184,580	180,641
Redeemed	(1,643,226)	(918,088)
Redeemed in-kind (a)	(1,529,888)	—
Change in shares	(1,679,860)	782,036

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022		For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$36.06		$28.82	$26.47	$20.63	$21.61
Investment Activities:
Operations:
Net investment income	0.21		0.12	0.21	0.20	0.19
Net realized/unrealized gains (losses) from investments	(5.06)		7.93	3.28	6.44	(0.72)
Total from investment activities	(4.85)		8.05	3.49	6.64	(0.53)
Distributions from:
Net investment income	(0.21)		(0.12)	(0.21)	(0.20)	(0.18)
Net realized gains from investment transactions	(0.79)		(0.69)	(0.93)	(0.60)	(0.27)
Total distributions	(1.00)		(0.81)	(1.14)	(0.80)	(0.45)
Net Asset Value, End of Period	$30.21		$36.06	$28.82	$26.47	$20.63
Total Return	(13.55)%		28.00%	13.28%	32.30%	(2.54)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$249,987		$359,003	$264,418	$248,529	$192,598
Ratio of net expenses to average net assets	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.65%		0.38%	0.82%	0.83%	0.82%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.02%		1.02%	1.06%	1.07%	1.08%
Portfolio turnover rate	19.32	%(b)	8.00%	14.96%	10.57%	6.51%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (98.5%)
Communication Services (3.7%)
Cable One, Inc.	1,350	961,011
Electronic Arts, Inc.	12,650	1,545,577
Omnicom Group, Inc.	13,225	1,078,763
		3,585,351
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	625	1,541,362
Carter’s, Inc.	15,100	1,126,611
Columbia Sportswear Co.	13,675	1,197,657
eBay, Inc.	18,300	758,901
O’Reilly Automotive, Inc. (a)	1,550	1,308,247
Ross Stores, Inc.	21,225	2,463,585
Ulta Beauty, Inc. (a)	3,125	1,465,844
		9,862,207
Consumer Staples (5.4%)
BJ’s Wholesale Club Holdings, Inc. (a)	17,950	1,187,572
Church & Dwight Co., Inc.	16,925	1,364,324
The Hershey Co.	6,850	1,586,254
The JM Smucker Co.	6,925	1,097,336
		5,235,486
Energy (3.6%)
Baker Hughes Co.	120,325	3,553,197
		3,553,197
Financials (14.9%)
Brown & Brown, Inc.	17,175	978,460
CBOE Global Markets, Inc.	10,500	1,317,435
East West Bancorp, Inc.	21,725	1,431,677
Everest Re Group Ltd.	4,550	1,507,278
FactSet Research Systems, Inc.	4,425	1,775,354
M&T Bank Corp.	7,625	1,106,083
Northern Trust Corp.	21,725	1,922,445
SEI Investments Co.	38,675	2,254,753
Signature Bank	5,125	590,503
T. Rowe Price Group, Inc.	14,600	1,592,276
		14,476,264
Health Care (14.6%)
Agilent Technologies, Inc.	9,675	1,447,864
Chemed Corp.	1,875	957,056
Henry Schein, Inc. (a)	12,400	990,388
Laboratory Corp. of America Holdings	3,600	847,728
Medpace Holdings, Inc. (a)	6,625	1,407,216
Mettler-Toledo International, Inc. (a)	740	1,069,633
STERIS PLC	6,875	1,269,744
Teleflex, Inc.	4,825	1,204,465
The Cooper Cos., Inc.	5,850	1,934,419
Waters Corp. (a)	5,600	1,918,448
West Pharmaceutical Services, Inc.	5,050	1,188,518
		14,235,479
Industrials (17.4%)
AMETEK, Inc.	12,200	1,704,584
AO Smith Corp.	17,825	1,020,303
Cummins, Inc.	4,600	1,114,534
Donaldson Co., Inc.	26,975	1,588,018
Expeditors International of Washington, Inc.	13,175	1,369,146
Graco, Inc.	14,825	997,130
Hubbell, Inc.	4,700	1,102,996
Lincoln Electric Holdings, Inc.	9,825	1,419,614
Masco Corp.	29,700	1,386,099
Nordson Corp.	5,150	1,224,258
Rockwell Automation, Inc.	4,675	1,204,140
Verisk Analytics, Inc.	5,575	983,542
W.W. Grainger, Inc.	3,325	1,849,531
		16,963,895
Information Technology (13.3%)
Amdocs Ltd.	12,125	1,102,163
Amphenol Corp., Class A	14,600	1,111,644
ANSYS, Inc. (a)	5,325	1,286,467
Arista Networks, Inc. (a)	10,425	1,265,073
Aspen Technology, Inc. (a)	3,475	713,765
Broadridge Financial Solutions, Inc.	8,125	1,089,806
Check Point Software Technologies Ltd. (a)	7,675	968,278
F5, Inc. (a)	7,350	1,054,799
Paychex, Inc.	17,900	2,068,524
TE Connectivity Ltd.	12,100	1,389,080
Trimble, Inc. (a)	18,350	927,776
		12,977,375
Materials (6.3%)
AptarGroup, Inc.	13,750	1,512,224
Avery Dennison Corp.	7,125	1,289,625
Ball Corp.	22,200	1,135,308
Packaging Corp. of America	7,650	978,512
RPM International, Inc.	12,250	1,193,763
		6,109,432
Real Estate (3.9%)
Alexandria Real Estate Equities, Inc.	6,475	943,213
AvalonBay Communities, Inc.	4,700	759,144
Jones Lang LaSalle, Inc. (a)	7,575	1,207,228
Realty Income Corp.	13,775	873,748
		3,783,333
Utilities (5.3%)
Atmos Energy Corp.	15,025	1,683,852
Eversource Energy	20,555	1,723,331
ONE Gas, Inc.	23,375	1,769,955
		5,177,138
TOTAL COMMON STOCKS (Cost $69,112,419)		95,959,157

Investment Companies (1.1%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	1,117,076	1,117,076
TOTAL INVESTMENT COMPANIES (Cost $1,117,076)		1,117,076

Total Investments (Cost $70,229,495) — 99.6% (c)		97,076,233
Other assets in excess of liabilities — 0.4%		388,896
NET ASSETS — 100.0%		$97,465,129

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $70,229,495)	$97,076,233
Cash	114,775
Dividends receivable	100,157
Receivable for capital shares issued	269,818
Receivable from Custodian	29,024
Prepaid expenses	7,846
Total Assets	97,597,853
Liabilities:
Payable for capital shares redeemed	45,536
Accrued expenses and other liabilities:
Investment adviser	64,291
Administration and accounting	11,902
Chief compliance officer	137
Custodian	198
Shareholder servicing fees	8,375
Transfer agent	1,181
Trustee	4
Other	1,100
Total Liabilities	132,724
Net Assets	$97,465,129
Composition of Net Assets:
Paid in capital	$70,908,709
Total distributable earnings (loss)	26,556,420
Net Assets	$97,465,129
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,917,528
Net Asset Value, Offering Price and Redemption price per share	$19.82

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$1,406,395
Total Investment Income	1,406,395
Expenses:
Investment adviser	728,297
Administration and accounting	40,777
Chief compliance officer	4,455
Custodian	13,139
Shareholder servicing	102,856
Transfer agency	27,762
Trustee	10,977
Other	37,616
Total expenses	965,879
Net Expenses	965,879
Net Investment Income	440,516
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,220,688
Change in unrealized appreciation (depreciation) on investments	(15,946,322)
Net realized/unrealized gains (losses) on investments	(11,725,634)
Change in Net Assets Resulting from Operations	$(11,285,118)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$440,516	$354,203
Net realized gains from investment transactions	4,220,688	4,284,387
Change in unrealized appreciation (depreciation) on investments	(15,946,322)	16,485,953
Change in Net Assets Resulting from Operations	(11,285,118)	21,124,543
Distributions to shareholders:
Total Distributions	(5,156,604)	(4,885,835)
Change in Net Assets Resulting from distributions to shareholders	(5,156,604)	(4,885,835)
Capital Share Transactions:
Proceeds from shares issued	24,619,006	16,440,801
Dividends reinvested	4,407,625	4,329,316
Cost of shares redeemed	(21,071,150)	(14,005,463)
Change in Net Assets Resulting from Capital Share Transactions	7,955,481	6,764,654
Change in Net Assets	(8,486,241)	23,003,362
Net Assets:
Beginning of period	105,951,370	82,948,008
End of period	$97,465,129	$105,951,370
Share Transactions:
Issued	1,195,637	752,740
Reinvested	215,006	192,328
Redeemed	(1,013,858)	(632,919)
Change in shares	396,785	312,149

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$23.44	$19.71	$18.71	$15.57	$17.24
Investment Activities:
Operations:
Net investment income	0.09	0.08	0.10	0.12	0.09
Net realized/unrealized gains (losses) from investments	(2.61)	4.78	1.53	4.27	(0.66)
Total from investment activities	(2.52)	4.86	1.63	4.39	(0.57)
Distributions from:
Net investment income	(0.09)	(0.09)	(0.09)	(0.10)	(0.09)
Net realized gains from investment transactions	(1.01)	(1.04)	(0.54)	(1.15)	(1.01)
Total distributions	(1.10)	(1.13)	(0.63)	(1.25)	(1.10)
Net Asset Value, End of Period	$19.82	$23.44	$19.71	$18.71	$15.57
Total Return	(10.90)%	24.89%	8.76%	28.38%	(3.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$97,465	$105,951	$82,948	$62,538	$45,819
Ratio of net expenses to average net assets	1.00%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.45%	0.37%	0.61%	0.68%	0.54%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.00%	0.99%	1.02%	1.00%	1.00%
Portfolio turnover rate	29.80%	21.82%	38.28%	23.17%	18.66%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (97.0%)
Communication Services (4.9%)
Cable One, Inc.	2,279	1,622,329
Interpublic Group of Cos., Inc.	58,375	1,944,471
Omnicom Group, Inc.	32,475	2,648,986
		6,215,786
Consumer Discretionary (8.1%)
Carter’s, Inc.	18,189	1,357,081
Cavco Industries, Inc. (a)	5,277	1,193,921
Choice Hotels International, Inc.	16,273	1,832,990
Columbia Sportswear Co.	14,825	1,298,374
Texas Roadhouse, Inc.	11,967	1,088,399
TopBuild Corp. (a)	13,166	2,060,347
Williams Sonoma, Inc.	13,381	1,537,745
		10,368,857
Consumer Staples (5.6%)
BJ’s Wholesale Club Holdings, Inc. (a)	28,000	1,852,480
Flowers Foods, Inc.	55,005	1,580,844
Lamb Weston Holdings, Inc.	11,642	1,040,329
The JM Smucker Co.	16,742	2,652,937
		7,126,590
Financials (13.8%)
American Financial Group, Inc.	13,819	1,897,072
Bank of Hawaii Corp.	15,909	1,233,902
CBOE Global Markets, Inc.	15,183	1,905,011
Cohen & Steers, Inc.	14,690	948,386
Commerce Bancshares, Inc.	18,041	1,228,051
East West Bancorp, Inc.	43,157	2,844,047
FactSet Research Systems, Inc.	3,924	1,574,348
SEI Investments Co.	44,780	2,610,674
Signature Bank	9,119	1,050,691
UMB Financial Corp.	27,402	2,288,615
		17,580,797
Health Care (15.4%)
Chemed Corp.	4,386	2,238,746
Henry Schein, Inc. (a)	27,134	2,167,193
Medpace Holdings, Inc. (a)	15,471	3,286,194
PerkinElmer, Inc.	14,824	2,078,621
STERIS PLC	10,926	2,017,923
Teleflex, Inc.	6,372	1,590,642
The Cooper Cos., Inc.	9,378	3,101,024
Waters Corp. (a)	8,970	3,072,943
		19,553,286
Industrials (21.5%)
Acuity Brands, Inc.	7,084	1,173,181
AO Smith Corp.	23,495	1,344,854
Applied Industrial Technologies, Inc.	21,400	2,697,042
C.H. Robinson Worldwide, Inc.	12,758	1,168,122
Donaldson Co., Inc.	39,001	2,295,990
Expeditors International of Washington, Inc.	17,662	1,835,436
Franklin Electric Co., Inc.	14,013	1,117,537
Hubbell, Inc.	10,479	2,459,212
IDEX Corp.	4,510	1,029,768
Lincoln Electric Holdings, Inc.	14,640	2,115,334
Masco Corp.	30,444	1,420,821
Nordson Corp.	9,159	2,177,277
Robert Half International, Inc.	23,978	1,770,296
Snap-on, Inc.	6,800	1,553,732
The Middleby Corp. (a)	9,836	1,317,040
The Toro Co.	16,571	1,875,837
		27,351,479
Information Technology (14.6%)
Akamai Technologies, Inc. (a)	15,382	1,296,703
Amdocs Ltd.	22,385	2,034,796
Aspen Technology, Inc. (a)	11,293	2,319,582
Broadridge Financial Solutions, Inc.	11,987	1,607,816
Dolby Laboratories, Inc., Class A	23,713	1,672,715
F5, Inc. (a)	10,808	1,551,056
Jack Henry & Associates, Inc.	9,966	1,749,631
Manhattan Associates, Inc. (a)	15,277	1,854,628
NetApp, Inc.	21,997	1,321,140
Progress Software Corp.	35,083	1,769,937
Trimble, Inc. (a)	28,244	1,428,017
		18,606,021
Materials (5.9%)
AptarGroup, Inc.	21,200	2,331,575
Avery Dennison Corp.	9,105	1,648,005
Packaging Corp. of America	8,970	1,147,353
RPM International, Inc.	24,417	2,379,437
		7,506,370
Real Estate (7.2%)
CubeSmart	27,676	1,113,959
Jones Lang LaSalle, Inc. (a)	13,610	2,169,026
Lamar Advertising Co., Class A	17,632	1,664,461
Physicians Realty Trust	123,464	1,786,524
STAG Industrial, Inc.	77,081	2,490,487
		9,224,457
TOTAL COMMON STOCKS (Cost $106,831,007)		123,533,643

Investment Companies (1.0%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	1,282,061	1,282,061
TOTAL INVESTMENT COMPANIES (Cost $1,282,061)		1,282,061

Total Investments (Cost $108,113,068) — 98.0% (c)		124,815,704
Other assets in excess of liabilities — 2.0%		2,517,850
NET ASSETS — 100.0%		$127,333,554

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $108,113,068)	$124,815,704
Cash	649,401
Dividends receivable	141,664
Receivable for capital shares issued	1,880,729
Receivable from Custodian	27,389
Prepaid expenses	9,459
Total Assets	127,524,346
Liabilities:
Payable for capital shares redeemed	80,344
Accrued expenses and other liabilities:
Investment adviser	83,204
Administration and accounting	10,799
Chief compliance officer	276
Custodian	403
Shareholder servicing fees	11,559
Transfer agent	1,619
Trustee	9
Other	2,579
Total Liabilities	190,792
Net Assets	$127,333,554
Composition of Net Assets:
Paid in capital	$112,289,901
Total distributable earnings (loss)	15,043,653
Net Assets	$127,333,554
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,493,215
Net Asset Value, Offering Price and Redemption price per share	$19.61

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$1,739,102
Total Investment Income	1,739,102
Expenses:
Investment adviser	808,832
Administration and accounting	43,151
Chief compliance officer	4,896
Custodian	14,799
Shareholder servicing	134,324
Transfer agency	27,123
Trustee	11,883
Other	47,380
Total expenses before fee reductions	1,092,388
Fees contractually reduced by the investment adviser	(14,534)
Net Expenses	1,077,854
Net Investment Income	661,248
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,707,664
Change in unrealized appreciation (depreciation) on investments	(18,968,465)
Net realized/unrealized gains (losses) on investments	(16,260,801)
Change in Net Assets Resulting from Operations	$(15,599,553)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$661,248	$402,604
Net realized gains from investment transactions	2,707,664	5,422,149
Change in unrealized appreciation (depreciation) on investments	(18,968,465)	15,891,532
Change in Net Assets Resulting from Operations	(15,599,553)	21,716,285
Distributions to shareholders:
Total Distributions	(5,944,462)	(4,846,330)
Change in Net Assets Resulting from distributions to shareholders	(5,944,462)	(4,846,330)
Capital Share Transactions:
Proceeds from shares issued	55,481,230	34,990,434
Dividends reinvested	5,073,140	3,638,658
Cost of shares redeemed	(19,229,798)	(8,681,645)
Cost of in-kind shares redeemed (a)	—	(3,998,808)
Change in Net Assets Resulting from Capital Share Transactions	41,324,572	25,948,639
Change in Net Assets	19,780,557	42,818,594
Net Assets:
Beginning of period	107,552,997	64,734,403
End of period	$127,333,554	$107,552,997
Share Transactions:
Issued	2,701,092	1,539,615
Reinvested	250,649	157,042
Redeemed	(930,701)	(386,392)
Redeemed in-kind (a)	—	(175,772)
Change in shares	2,021,040	1,134,493

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021		For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$24.05	$19.40		$18.10	$15.12	$16.69
Investment Activities:
Operations:
Net investment income	0.13	0.10		0.09	0.10	0.09
Net realized/unrealized gains (losses) from investments	(3.61)	5.69		1.55	3.83	(0.99)
Total from investment activities	(3.48)	5.79		1.64	3.93	(0.90)
Distributions from:
Net investment income	(0.09)	(0.12)		(0.10)	(0.10)	(0.09)
Net realized gains from investment transactions	(0.87)	(1.02)		(0.25)	(0.85)	(0.58)
Total distributions	(0.96)	(1.14)		(0.35)	(0.95)	(0.67)
Net Asset Value, End of Period	$19.61	$24.05		$19.40	$18.10	$15.12
Total Return	(14.59)%	30.08%		9.13%	26.12%	(5.59)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$127,334	$107,553		$64,734	$61,582	$47,621
Ratio of net expenses to average net assets	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.61%	0.48%		0.61%	0.61%	0.52%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.01%	1.00%		1.05%	1.07%	1.08%
Portfolio turnover rate	28.66%	30.00	%(b)	38.70%	29.75%	18.61%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (99.3%)
Communication Services (1.0%)
Cable One, Inc.	13,694	9,748,211
		9,748,211
Consumer Discretionary (10.0%)
Carter’s, Inc.	178,802	13,340,417
Cavco Industries, Inc. (a)	58,358	13,203,498
Choice Hotels International, Inc.	151,045	17,013,708
Columbia Sportswear Co.	210,429	18,429,372
Helen of Troy Ltd. (a)	57,263	6,351,039
Shutterstock, Inc.	212,731	11,215,178
Texas Roadhouse, Inc.	129,209	11,751,559
TopBuild Corp. (a)	55,081	8,619,626
		99,924,397
Consumer Staples (4.8%)
Central Garden & Pet Co. (a)	264,419	9,466,200
Flowers Foods, Inc.	780,008	22,417,430
Lancaster Colony Corp.	82,454	16,268,174
		48,151,804
Energy (5.1%)
Cactus, Inc., Class A	421,280	21,173,533
Core Laboratories NV	441,317	8,945,496
Helmerich & Payne, Inc.	428,888	21,259,978
		51,379,007
Financials (15.5%)
1st Source Corp.	150,322	7,980,595
Bank of Hawaii Corp.	154,663	11,995,662
Camden National Corp.	84,828	3,536,479
Cathay General Bancorp	471,696	19,240,481
Cohen & Steers, Inc.	215,806	13,932,435
Evercore, Inc.	105,614	11,520,375
First Hawaiian, Inc.	254,458	6,626,086
German American Bancorp, Inc.	86,738	3,235,327
Independent Bank Corp.	148,035	12,498,595
International Bancshares Corp.	201,423	9,217,116
Lakeland Financial Corp.	117,821	8,597,398
Selective Insurance Group, Inc.	188,747	16,724,872
Tompkins Financial Corp.	77,877	6,041,698
UMB Financial Corp.	219,462	18,329,467
Washington Trust Bancorp, Inc.	132,326	6,243,141
		155,719,727
Health Care (17.4%)
Atrion Corp.	11,915	6,665,847
Chemed Corp.	40,899	20,876,077
Corcept Therapeutics, Inc. (a)	758,332	15,401,723
CorVel Corp. (a)	96,643	14,045,127
Globus Medical, Inc., Class A (a)	263,897	19,599,630
Haemonetics Corp. (a)	251,051	19,745,161
ICU Medical, Inc. (a)	93,799	14,771,467
Medpace Holdings, Inc. (a)	112,434	23,882,106
Premier, Inc.	641,523	22,440,474
U.S. Physical Therapy, Inc.	210,816	17,082,420
		174,510,032
Industrials (17.6%)
Acuity Brands, Inc.	70,272	11,637,746
Applied Industrial Technologies, Inc.	138,422	17,445,324
Comfort Systems USA, Inc.	89,743	10,327,624
Donaldson Co., Inc.	337,688	19,879,692
Forward Air Corp.	103,015	10,805,243
Franklin Electric Co., Inc.	166,020	13,240,095
Insperity, Inc.	81,059	9,208,302
Landstar System, Inc.	98,754	16,087,027
Lincoln Electric Holdings, Inc.	95,889	13,855,002
MSC Industrial Direct Co., Inc.	157,631	12,878,453
UniFirst Corp.	72,445	13,981,161
Valmont Industries, Inc.	44,006	14,551,464
Watts Water Technologies, Inc., Class A	89,019	13,017,248
		176,914,381
Information Technology (14.2%)
Badger Meter, Inc.	128,566	14,017,551
CSG Systems International, Inc.	287,752	16,459,414
ExlService Holdings, Inc. (a)	100,800	17,078,544
InterDigital, Inc.	215,303	10,653,192
Littelfuse, Inc.	45,451	10,008,310
Power Integrations, Inc.	284,069	20,373,429
Progress Software Corp.	395,266	19,941,170
Qualys, Inc. (a)	140,054	15,718,260
Teradata Corp. (a)	527,783	17,765,177
		142,015,047
Materials (5.7%)
AptarGroup, Inc.	115,559	12,709,179
Minerals Technologies, Inc.	224,933	13,657,932
Sensient Technologies Corp.	160,203	11,682,003
Silgan Holdings, Inc.	376,385	19,511,798
		57,560,912
Real Estate (4.5%)
Americold Realty Trust, Inc.	480,952	13,615,751
Physicians Realty Trust	1,144,484	16,560,684
STAG Industrial, Inc.	477,114	15,415,553
		45,591,988
Utilities (3.5%)
IDACORP, Inc.	138,764	14,965,697
ONE Gas, Inc.	167,350	12,671,742
Unitil Corp.	140,774	7,230,153
		34,867,592
TOTAL COMMON STOCKS (Cost $861,866,417)		996,383,098

Investment Companies (0.6%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	6,196,985	6,196,985
TOTAL INVESTMENT COMPANIES (Cost $6,196,985)		6,196,985
Total Investments (Cost $868,063,402) — 99.9% (c)		1,002,580,083
Other assets in excess of liabilities — 0.1%		829,456
NET ASSETS — 100.0%		$1,003,409,539

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $868,063,402)	$1,002,580,083
Cash	1,166,760
Dividends receivable	576,252
Receivable for capital shares issued	2,170,129
Prepaid expenses	30,516
Total Assets	1,006,523,740
Liabilities:
Payable for capital shares redeemed	2,229,364
Payable to Custodian	86,700
Accrued expenses and other liabilities:
Investment adviser	559,709
Administration and accounting	10,550
Chief compliance officer	8,096
Custodian	11,788
Shareholder servicing fees	126,947
Transfer agent	8,459
Trustee	255
Other	72,333
Total Liabilities	3,114,201
Net Assets	$1,003,409,539
Composition of Net Assets:
Paid in capital	$871,944,122
Total distributable earnings (loss)	131,465,417
Net Assets	$1,003,409,539
Shares outstanding (par value $0.01, unlimited number of shares authorized)	64,486,696
Net Asset Value, Offering Price and Redemption price per share	$15.56

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$13,643,271
Less: Foreign tax withholding	(1,735)
Total Investment Income	13,641,536
Expenses:
Investment adviser	7,034,081
Administration and accounting	332,134
Chief compliance officer	46,563
Custodian	139,629
Shareholder servicing	1,662,922
Transfer agency	52,265
Trustee	113,784
Other	328,895
Total expenses before fee reductions	9,710,273
Fees contractually reduced by the investment adviser	(335,112)
Net Expenses	9,375,161
Net Investment Income	4,266,375
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	29,989,592
Change in unrealized appreciation (depreciation) on investments	(118,650,708)
Net realized/unrealized gains (losses) on investments	(88,661,116)
Change in Net Assets Resulting from Operations	$(84,394,741)

(a)	Includes Class Action related litigation gains of $42,732.

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$4,266,375	$1,392,879
Net realized gains from investment transactions	29,989,592	83,342,623
Change in unrealized appreciation (depreciation) on investments	(118,650,708)	101,626,054
Change in Net Assets Resulting from Operations	(84,394,741)	186,361,556
Distributions to shareholders:
Total Distributions	(48,310,887)	(76,732,138)
Change in Net Assets Resulting from distributions to shareholders	(48,310,887)	(76,732,138)
Capital Share Transactions:
Proceeds from shares issued	340,566,372	304,438,235
Dividends reinvested	39,678,678	64,754,275
Cost of shares redeemed	(183,661,499)	(142,268,015)
Change in Net Assets Resulting from Capital Share Transactions	196,583,551	226,924,495
Change in Net Assets	63,877,923	336,553,913
Net Assets:
Beginning of period	939,531,616	602,977,703
End of period	$1,003,409,539	$939,531,616
Share Transactions:
Issued	21,034,513	17,303,716
Reinvested	2,487,691	3,736,542
Redeemed	(11,358,002)	(8,096,235)
Change in shares	12,164,202	12,944,023

See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$17.96	$15.31	$14.62		$12.00		$14.73
Investment Activities:
Operations:
Net investment income	0.07	0.03	0.08		0.09		0.07
Net realized/unrealized gains (losses) from investments	(1.68)	4.22	1.00		3.47		(0.86)
Total from investment activities	(1.61)	4.25	1.08		3.56		(0.79)
Distributions from:
Net investment income	(0.05)	(0.05)	(0.08)		(0.06)		(0.07)
Net realized gains from investment transactions	(0.74)	(1.55)	(0.31)		(0.88)		(1.87)
Total distributions	(0.79)	(1.60)	(0.39)		(0.94)		(1.94)
Net Asset Value, End of Period	$15.56	$17.96	$15.31		$14.62		$12.00
Total Return	(9.06)%	28.17%	8.17%		29.88%		(6.00)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,003,410	$939,532	$602,978		$235,469		$242,176
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	0.46%	0.18%	0.64%		0.58%		0.39%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.04%	1.01%	1.06%		1.07%		1.09%
Portfolio turnover rate	20.87%	31.72%	39.89	%(b)	23.23	%(c)	24.60%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of merger transaction.
(c)	Excludes impact of in-kind transactions.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (97.9%)
Australia (5.9%)
Brambles Ltd.	133,800	1,098,643
CSL Ltd.	6,700	1,306,147
Insurance Australia Group Ltd.	280,000	904,745
Telstra Corp. Ltd.	290,800	789,502
Woodside Energy Group Ltd.	56,000	1,354,623
		5,453,660
Canada (11.1%)
Bank of Montreal	11,200	1,014,767
BCE, Inc.	25,900	1,138,123
Canadian National Railway Co.	11,800	1,401,915
Great-West Lifeco, Inc.	22,900	529,450
Intact Financial Corp.	4,300	619,082
Magna International, Inc.	20,000	1,123,652
Metro, Inc.	22,300	1,234,917
Royal Bank of Canada	13,000	1,222,411
The Toronto-Dominion Bank	20,700	1,340,501
Tourmaline Oil Corp.	12,700	640,910
		10,265,728
Denmark (2.8%)
Novo Nordisk A/S	15,000	2,031,351
Novozymes A/S	11,200	568,863
		2,600,214
Finland (0.7%)
Kone Oyj	13,200	683,615
		683,615
France (9.7%)
Air Liquide SA	11,400	1,621,297
Danone SA	13,700	721,667
Dassault Systemes SE	19,300	695,995
EssilorLuxottica SA	4,700	855,730
Legrand SA	13,700	1,102,932
L’Oreal SA	2,700	968,468
Publicis Groupe SA	11,100	704,759
Schneider Electric SE	9,400	1,321,823
Societe BIC SA	14,300	977,951
		8,970,622
Germany (7.0%)
Allianz SE	2,900	623,488
Deutsche Boerse AG	7,700	1,328,375
Fresenius SE & Co. KGaA	26,700	751,094
Hannover Rueck SE	2,800	556,530
Henkel AG & Co. KGaA	9,700	625,509
Merck KGaA	5,000	968,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,800	585,212
SAP AG	10,700	1,104,076
		6,542,447
Hong Kong (2.3%)
Hang Lung Properties Ltd.	354,000	687,357
Hang Seng Bank Ltd.	48,200	798,126
Sino Land Co. Ltd.	548,000	682,570
		2,168,053
Ireland (1.7%)
Experian PLC	34,100	1,160,639
Smurfit Kappa Group PLC	12,000	444,541
		1,605,180
Israel (1.2%)
Check Point Software Technologies Ltd. (a)	4,600	580,336
Nice Ltd. (a)	2,574	499,688
		1,080,024
Italy (1.8%)
FinecoBank Banca Fineco SpA	42,700	711,517
Snam SpA	90,171	437,736
Terna Rete Elettrica Nazionale SpA	66,000	488,447
		1,637,700
Japan (19.4%)
Astellas Pharma, Inc.	37,300	565,968
Benesse Holdings, Inc.	75,500	1,153,867
Chugai Pharmaceutical Co. Ltd.	25,000	635,350
Daiwa House Industry Co. Ltd.	18,590	426,629
INPEX Corp.	84,600	902,869
JSR Corp.	24,500	482,927
Kao Corp.	12,600	504,462
Kurita Water Industries Ltd.	13,000	539,743
Mitsubishi Estate Co. Ltd.	35,300	456,876
Nippon Telegraph & Telephone Corp.	52,500	1,498,792
Nitto Denko Corp.	16,400	943,546
Nomura Research Institute Ltd.	24,200	575,382
Oracle Corp.	9,100	592,173
Sumitomo Mitsui Financial Group, Inc.	44,400	1,789,339
Sysmex Corp.	7,300	444,713
Terumo Corp.	15,200	429,904
The Chiba Bank Ltd.	177,900	1,304,001
The Hachijuni Bank Ltd.	171,000	713,597
Tokio Marine Holdings, Inc.	32,700	700,102
Toyota Motor Corp.	141,100	1,928,727
Trend Micro, Inc.	21,100	986,835
Yamato Holdings Co. Ltd.	25,700	408,622
		17,984,424
Luxembourg (1.3%)
Tenaris SA	69,200	1,214,254
		1,214,254
Netherlands (4.8%)
ASML Holding NV	1,900	1,028,329
ING Groep NV	46,100	562,359
Koninklijke Ahold Delhaize NV	32,200	925,099
Koninklijke Vopak NV	34,700	1,032,286
Wolters Kluwer NV	8,800	919,109
		4,467,182
Norway (1.2%)
Equinor ASA	32,025	1,150,117
		1,150,117
Singapore (1.1%)
ComfortDelGro Corp. Ltd.	539,400	494,500
Singapore Exchange Ltd.	77,200	516,378
		1,010,878
Spain (1.4%)
Industria de Diseno Textil SA	47,900	1,275,307
		1,275,307
Sweden (2.5%)
Assa Abloy AB, Class B	28,100	604,931
Atlas Copco AB	44,000	521,219

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund December 31, 2022

Security Description	Shares	Fair Value ($)
Common Stocks (continued)
Sweden (continued)
Svenska Handelsbanken AB	119,300	1,201,093
		2,327,243
Switzerland (8.8%)
Cie Financiere Richemont SA	11,800	1,527,400
Givaudan SA	380	1,158,832
Nestle SA	14,900	1,721,198
Roche Holding AG	4,800	1,508,865
SGS SA	390	903,219
Sonova Holding AG	2,600	618,804
Zurich Insurance Group AG	1,600	764,807
		8,203,125
United Kingdom (13.2%)
Compass Group PLC	59,700	1,379,191
Croda International PLC	12,800	1,022,738
Johnson Matthey PLC	43,900	1,129,890
National Grid PLC	120,000	1,441,059
Next PLC	16,600	1,168,568
Reckitt Benckiser Group PLC	6,800	472,969
RELX PLC	45,200	1,252,035
Schroders PLC	159,999	840,884
Severn Trent PLC	15,000	480,942
Smith & Nephew PLC	61,900	826,794
The Sage Group PLC	101,800	914,058
Unilever PLC	26,200	1,321,482
		12,250,610
TOTAL COMMON STOCKS (Cost $83,770,262)		90,890,383

Investment Companies (1.4%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.19% (b)	1,285,882	1,285,882
TOTAL INVESTMENT COMPANIES (Cost $1,285,882)		1,285,882

Total Investments (Cost $85,056,144) — 99.3% (c)		92,176,265
Other assets in excess of liabilities — 0.7%		630,829
NET ASSETS — 100.0%		$92,807,094

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2022.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of December 31, 2022:

Industry	Percentage of Total Net Assets
Financials	20.3%
Industrials	14.5
Health Care	11.7
Consumer Discretionary	10.3
Consumer Staples	9.1
Materials	7.8
Information Technology	7.5
Energy	6.7
Communication Services	4.5
Utilities	3.1
Real Estate	2.4
Investment Companies	1.4
Other net assets	0.7
Total	100.0%

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments, at fair value (cost $85,056,144)	$92,176,265
Cash	287,890
Foreign currency, at fair value (cost $9,752)	9,753
Dividends receivable	114,659
Receivable for tax reclaims	265,713
Receivable from Custodian	30,332
Prepaid expenses	3,450
Total Assets	92,888,062
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	59,111
Administration and accounting	17,661
Chief compliance officer	101
Custodian	261
Shareholder servicing fees	2,020
Transfer agent	1,022
Trustee	3
Other	789
Total Liabilities	80,968
Net Assets	$92,807,094
Composition of Net Assets:
Paid in capital	$86,787,978
Total distributable earnings (loss)	6,019,116
Net Assets	$92,807,094
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,906,190
Net Asset Value, Offering Price and Redemption price per share	$11.74

Statement of Operations

For the year ended December 31, 2022

Investment Income:
Dividends	$2,634,919
Less: Foreign tax withholding	(262,109)
Total Investment Income	2,372,810
Expenses:
Investment adviser	658,836
Administration and accounting	58,513
Chief compliance officer	3,834
Custodian	22,560
Shareholder servicing	23,289
Transfer agency	23,255
Trustee	9,464
Other	20,696
Total expenses	820,447
Net Expenses	820,447
Net Investment Income	1,552,363
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment securities and foreign currency transactions	(1,292,374)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(12,646,457)
Net realized/unrealized gains (losses) on investments	(13,938,831)
Change in Net Assets Resulting from Operations	$(12,386,468)

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statements of Changes in Net Assets

	For the year ended December 31, 2022	For the year ended December 31, 2021
Investment Activities:
Operations:
Net investment income	$1,552,363	$1,166,304
Net realized gains/(losses) from investment securities and foreign currency transactions	(1,292,374)	1,183,270
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(12,646,457)	8,184,606
Change in Net Assets Resulting from Operations	(12,386,468)	10,534,180
Distributions to shareholders:
Total Distributions	(1,445,386)	(1,434,664)
Change in Net Assets Resulting from distributions to shareholders	(1,445,386)	(1,434,664)
Capital Share Transactions:
Proceeds from shares issued	14,678,062	20,568,949
Dividends reinvested	964,387	1,026,029
Cost of shares redeemed	(4,508,109)	(8,909,703)
Change in Net Assets Resulting from Capital Share Transactions	11,134,340	12,685,275
Change in Net Assets	(2,697,514)	21,784,791
Net Assets:
Beginning of period	95,504,608	73,719,817
End of period	$92,807,094	$95,504,608
Share Transactions:
Issued	1,244,686	1,551,775
Reinvested	80,232	76,914
Redeemed	(381,872)	(665,517)
Change in shares	943,046	963,172

See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net Asset Value, Beginning of Period	$13.72	$12.29	$11.60	$9.78	$11.07
Investment Activities:
Operations:
Net investment income	0.21	0.17	0.15	0.20	0.17
Net realized/unrealized gains (losses) from investments	(2.00)	1.47	0.69	1.81	(1.29)
Total from investment activities	(1.79)	1.64	0.84	2.01	(1.12)
Distributions from:
Net investment income	(0.18)	(0.17)	(0.14)	(0.19)	(0.17)
Net realized gains from investment transactions	(0.01)	(0.04)	—	—	—
Total distributions	(0.19)	(0.21)	(0.14)	(0.19)	(0.17)
Net Asset Value, End of Period	$11.74	$13.72	$12.29	$11.60	$9.78
Total Return	(13.10)%	13.43%	7.16%	20.62%	(10.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$92,807	$95,505	$73,720	$56,960	$39,056
Ratio of net expenses to average net assets	0.93%	0.94%	1.00%	1.04%	1.15%
Ratio of net investment income to average net assets	1.77%	1.36%	1.41%	1.93%	1.57%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.93%	0.94%	1.00%	1.02%	1.17%
Portfolio turnover rate	10.47%	13.09%	8.38%	10.70%	3.44%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to the Financial Statements	December 31, 2022

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund

The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Notes to the Financial Statements	December 31, 2022

Investments in investment companies and money market funds are valued at NAV per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the year ended December 31, 2022.

The following is a summary of the investments by valuation inputs used as of December 31, 2022 in valuing the Funds’ investments based on the three levels defined above:

	Level 1	Level 2 Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
Asset Management Fund
Common Stocks [1]	428,306,347	—	428,306,347
Corporate Bonds [1]	—	16,302,019	16,302,019
U.S. Government & U.S. Government Agency Obligations	—	103,696,182	103,696,182
Investment Companies	2,340,758	—	2,340,758
Total	430,647,105	119,998,201	550,645,306
Equity Fund
Common Stocks [1]	187,260,248	—	187,260,248
Investment Companies	4,032,353	—	4,032,353
Total	191,292,601	—	191,292,601
Midcap Fund
Common Stocks [1]	160,558,340	—	160,558,340
Investment Companies	2,012,131	—	2,012,131
Total	162,570,471	—	162,570,471
SMID Cap Fund
Common Stocks [1]	524,467,141	—	524,467,141
Investment Companies	5,695,123	—	5,695,123
Total	530,162,264	—	530,162,264
BTW Balanced Fund
Common Stocks [1]	121,758,995	—	121,758,995
Corporate Bonds [1]	—	16,220,747	16,220,747
Municipal Bonds [2]	—	626,613	626,613
U.S. Government & U.S. Government Agency Obligations	—	37,726,791	37,726,791
Yankee Dollar	—	347,550	347,550
Investment Companies	2,003,663	—	2,003,663
Total	123,762,658	54,921,701	178,684,359
BTW Equity Fund
Common Stocks [1]	245,696,311	—	245,696,311
Investment Companies	3,289,079	—	3,289,079
Total	248,985,390	—	248,985,390
BTW Midcap Fund
Common Stocks [1]	95,959,157	—	95,959,157
Investment Companies	1,117,076	—	1,117,076
Total	97,076,233	—	97,076,233

Notes to the Financial Statements	December 31, 2022

	Level 1	Level 2 Other Significant	Total Investments
Fund Name	Quoted Prices ($)	Observable Inputs ($)	in Securities ($)
BTW SMID Cap Fund
Common Stocks [1]	123,533,643	—	123,533,643
Investment Companies	1,282,061	—	1,282,061
Total	124,815,704	—	124,815,704
BTW Small Cap Fund
Common Stocks [1]	996,383,098	—	996,383,098
Investment Companies	6,196,985	—	6,196,985
Total	1,002,580,083	—	1,002,580,083
BTW International Equity Fund	—	—	—
Common Stocks [3]
Communication Services	1,138,123	2,993,053	4,131,176
Consumer Discretionary	1,123,652	8,433,060	9,556,712
Consumer Staples	1,234,917	7,260,854	8,495,771
Energy	640,910	5,654,149	6,295,059
Financials	4,726,211	13,900,553	18,626,764
Industrials	1,401,915	11,988,981	13,390,896
Information Technology	580,336	6,396,536	6,976,872
Other Common Stocks	—	23,417,133	23,417,133
Investment Companies	1,285,882	—	1,285,882
Total	12,131,946	80,044,319	92,176,265

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
[3]	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the year ended December 31, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the year ended December 31, 2022.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

Notes to the Financial Statements	December 31, 2022

ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.71%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*	Effective rate for the year ended December 31, 2022. The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $150,000 for the year ended December 31, 2022, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

Each Fund, other than the Boston Trust SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the year ended December 31, 2022.

Custodian and Transfer Agency:

FIS Investor Services, LLC (“FIS”) acts as the Funds’ transfer agent. Under the transfer agency agreement, FIS receives $18,400 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Prior to July 11, 2022, Boston Trust Walden Company (“Boston Trust Walden”), the parent company of the Adviser, acted as the Funds’ transfer agent. Under the transfer agency agreement, Boston Trust Walden received a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS received a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.

Boston Trust Walden acts as the custodian for all Funds except the BTW International Equity Fund. Under the custody agreement, Boston Trust Walden receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the BTW International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the BTW International Equity Fund and receives a fee based on a percentage of assets held on behalf of the BTW International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Notes to the Financial Statements	December 31, 2022

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2020 (expiring 12/31/2023), December 31, 2021 (expiring 12/31/2024) and December 31, 2022 (expiring 12/31/2025):

Fund	Amount	Expires
Midcap Fund	$68,764	12/31/2023
	3,138	12/31/2025

SMID Cap Fund	251,750	12/31/2023
	488,764	12/31/2024
	562,932	12/31/2025

Fund	Amount	Expires
BTW Balanced Fund	$33,272	12/31/2023

BTW Equity Fund	143,297	12/31/2023
	53,589	12/31/2024
	47,676	12/31/2025

BTW SMID Cap Fund	30,485	12/31/2023
	14,534	12/31/2025

BTW Small Cap Fund	247,032	12/31/2023
	96,885	12/31/2024
	335,112	12/31/2025

During the year ended December 31, 2022, the Adviser recouped $20,819 of previous fiscal year waivers from BTW Balanced Fund.

As of December 31, 2022, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	71,902
SMID Cap Fund	1,303,445

Total Potential Recoupment
BTW Balanced Fund	$33,272
BTW Equity Fund	244,562
BTW Midcap Fund	—
BTW SMID Cap Fund	45,019
BTW Small Cap Fund	679,029
BTW International Equity Fund	—

In-Kind Subscriptions and Redemptions:

During the year ended December 31, 2022, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares
Fund	Fair Value	Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$105,672,275	4,710,076	$34,777,232
BTW Equity Fund	51,649,023	1,529,888	40,556,290

During the year ended December 31, 2021, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares
Fund	Fair Value	Redeemed	Realized Gain/(Loss)
Asset Management Fund	$4,731,689	82,477	$4,281,523
SMID Cap Fund	33,781,359	1,437,505	15,558,515
BTW SMID Cap Fund	3,998,808	175,772	439,995

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of December 31, 2022, the Funds had no outstanding loans to or from another fund under the Program. The Funds did not engage in any activity in the Program during the year ended December 31, 2022.

Notes to the Financial Statements	December 31, 2022

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the year ended December 31, 2022, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$25,488,681	$77,299,903
Equity Fund	21,079,947	20,196,454
Midcap Fund	54,293,382	44,120,159
SMID Cap Fund	250,297,481	145,235,154
BTW Balanced Fund	17,625,124	21,528,275
BTW Equity Fund	49,941,954	66,714,079
BTW Midcap Fund	31,877,570	28,807,347
BTW SMID Cap Fund	66,996,071	30,623,781
BTW Small Cap Fund	366,356,292	194,670,380
BTW International Equity Fund	19,494,775	9,111,594

Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the year ended December 31, 2022, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$184,406,358	$182,616,366
BTW Balanced Fund	34,721,743	30,978,362

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Gross Tax Unrealized	Gross Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$253,741,892	$300,382,680	$(3,479,266)	$296,903,414
Equity Fund	70,536,034	121,547,902	(791,335)	120,756,567
Midcap Fund	120,372,709	45,821,849	(3,624,087)	42,197,762
SMID Cap Fund	513,482,297	48,056,340	(31,376,373)	16,679,967
BTW Balanced Fund	115,133,636	69,909,350	(6,358,627)	63,550,723
BTW Equity Fund	120,407,356	130,966,571	(2,388,537)	128,578,034
BTW Midcap Fund	70,655,877	28,158,492	(1,738,136)	26,420,356
BTW SMID Cap Fund	109,912,985	20,668,824	(5,766,105)	14,902,719
BTW Small Cap Fund	875,210,370	177,418,731	(50,049,018)	127,369,713
BTW International Equity Fund	85,065,235	12,760,823	(5,649,793)	7,111,030

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Distributions
Fund	Income	Gains	Distributions	Capital	Paid
Asset Management Fund	$6,330,380	$18,535,541	$24,865,921	$–	$24,865,921
Equity Fund	1,308,874	4,691,715	6,000,589	–	6,000,589
Midcap Fund	701,711	6,661,422	7,363,133	–	7,363,133
SMID Cap Fund	11,477,233	8,878,926	20,356,159	–	20,356,159
BTW Balanced Fund	2,073,418	4,316,313	6,389,731	–	6,389,731
BTW Equity Fund	1,656,719	6,272,832	7,929,551	–	7,929,551
BTW Midcap Fund	584,615	4,571,989	5,156,604	–	5,156,604
BTW SMID Cap Fund	1,016,875	4,927,587	5,944,462	–	5,944,462
BTW Small Cap Fund	6,237,418	42,073,469	48,310,887	–	48,310,887
BTW International Equity Fund	1,445,386	—	1,445,386	–	1,445,386

Notes to the Financial Statements	December 31, 2022

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Distributions
Fund	Income	Gains	Distributions	Capital	Paid
Asset Management Fund	$5,018,743	$5,315,231	$10,333,974	$—	$10,333,974
Equity Fund	1,401,907	4,399,010	5,800,917	—	5,800,917
Midcap Fund	3,016,872	5,062,982	8,079,854	—	8,079,854
SMID Cap Fund	14,033,957	4,052,930	18,086,887	—	18,086,887
BTW Balanced Fund	1,334,064	5,794,884	7,128,948	—	7,128,948
BTW Equity Fund	1,564,746	6,336,624	7,901,370	—	7,901,370
BTW Midcap Fund	1,985,980	2,899,856	4,885,836	—	4,885,836
BTW SMID Cap Fund	1,191,718	3,654,612	4,846,330	—	4,846,330
BTW Small Cap Fund	28,464,258	48,267,881	76,732,139	—	76,732,139
BTW International Equity Fund	1,434,664	—	1,434,664	—	1,434,664

As of December 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

						Total
		Undistributed		Accumulated	Unrealized	Distributable
	Undistributed	Long-Term	Accumulated	Capital and	Appreciation/	Earnings
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses[1]	(Depreciation)[1]	(Deficit)
Asset Management Fund	$—	$1,896,906	$1,896,906	$—	$296,903,414	$298,800,320
Equity Fund	—	1,317,815	1,317,815	—	120,756,567	122,074,382
Midcap Fund	—	997,742	997,742	—	42,197,762	43,195,504
SMID Cap Fund	209,153	450,359	659,512	—	16,679,967	17,339,479
BTW Balanced Fund	—	210,118	210,118	—	63,550,723	63,760,841
BTW Equity Fund	—	381,080	381,080	—	128,578,034	128,959,114
BTW Midcap Fund	—	136,063	136,063	—	26,420,356	26,556,419
BTW SMID Cap Fund	96,044	44,888	140,932	—	14,902,719	15,043,651
BTW Small Cap Fund	1,573,127	2,522,576	4,095,703	—	127,369,713	131,465,416
BTW International Equity Fund	157,640	—	157,640	(1,247,860)	7,109,336	6,019,116

[1]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

As of the end of its tax year ended December 31, 2022, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

	Short-Term	Long-Term
Fund	Amount	Amount	Total
BTW International Equity Fund	$426,668	$821,192	$1,247,860

As of December 31, 2022, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:

	Total Distributable
Fund	Earnings	Paid in Capital
Midcap Fund	$(88,226)	$88,226
SMID Cap Fund	(33,751,007)	33,751,007
BTW Equity Fund	(46,642,283)	46,642,283
BTW Midcap Fund	(58,376)	58,376
BTW SMID Cap Fund	(119,519)	119,519
BTW Small Cap Fund	(908,259)	908,259

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.

Notes to the Financial Statements	December 31, 2022

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of December 31, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	US Bank N.A.	89.30%
Equity Fund	US Bank N.A.	94.55
Midcap Fund	US Bank N.A.	41.17
SMID Cap Fund	National Financial Services	36.29
	Merrill Lynch Pierce Fenner & Smith	29.67
BTW Balanced Fund	US Bank N.A.	50.41
BTW Equity Fund	US Bank N.A.	37.26
BTW Midcap Fund	US Bank N.A.	42.67
BTW SMID Cap Fund	Charles Schwab & Co.,Inc.	28.48
	US Bank N.A.	31.49
BTW International Equity Fund	US Bank N.A.	77.80

7.	Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Boston Trust Walden Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Boston Trust Walden Funds comprising Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden International Equity Fund (the “Funds”) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2008.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
March 1, 2023

Supplementary Information (Unaudited)	December 31, 2022

Federal Income Tax Information:

During the fiscal year ended December 31, 2022, the Funds declared long-term realized gain distributions in the following amounts:

Fund	Long-Term Capital Gain Distributions
Asset Management Fund	$18,535,541
Equity Fund	4,691,715
Midcap Fund	6,661,422
SMID Cap Fund	8,878,926
BTW Balanced Fund	4,316,313
BTW Equity Fund	12,358,825
BTW Midcap Fund	4,571,989
BTW SMID Cap Fund	4,927,587
BTW Small Cap Fund	42,073,469

During the fiscal year ended December 31, 2022, the Funds declared short-term realized gain distributions in the following amounts:

Fund	Short-Term Capital Gains Distributions
SMID Cap Fund	$6,779,190
BTW Balanced Fund	265,810
BTW Midcap Fund	153,995
BTW SMID Cap Fund	475,149
BTW Small Cap Fund	2,879,302
BTW International Equity Fund	95,177

For the fiscal year ended December 31, 2022, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distribution Received Deduction
Asset Management Fund	100.00%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	72.86
BTW Balanced Fund	100.00
BTW Equity Fund	100.00
BTW Midcap Fund	87.51
BTW SMID Cap Fund	91.39
BTW Small Cap Fund	68.27

For the fiscal year ended December 31, 2022, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

Fund	Qualified Dividend Income
Asset Management Fund	100.00%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	74.85
BTW Balanced Fund	100.00
BTW Equity Fund	100.00
BTW Midcap Fund	88.46
BTW SMID Cap Fund	91.88
BTW Small Cap Fund	68.19
BTW International Equity Fund	100.00

During the year ended December 31, 2022, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Fund	Qualified Interest Income
Asset Management Fund	34.29%
BTW Balanced Fund	44.01

Supplementary Information (Unaudited)	December 31, 2022

Federal Income Tax Information: (continued)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2022 are as follows:

	Foreign Source	Foreign Tax Expense
Fund	Income Per Share	Per Share
BTW International Equity Fund	0.33	0.03

The pass-through of this foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2022. These shareholders will receive more detailed information along with their 2022 Form 1099-DIV.

Continued

Supplementary Information (Unaudited)	December 31, 2022

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Annualized Expense Ratio During Period
	7/1/22	12/31/22	7/1/22 - 12/31/22*	7/1/22 - 12/31/22
Asset Management Fund	$1,000.00	$1,030.80	$4.35	0.85%
Equity Fund	1,000.00	1,057.40	4.51	0.87
Midcap Fund	1,000.00	1,073.80	5.23	1.00
SMID Cap Fund	1,000.00	1,068.50	3.91	0.75
BTW Balanced Fund	1,000.00	1,032.00	5.12	1.00
BTW Equity Fund	1,000.00	1,057.40	5.19	1.00
BTW Midcap Fund	1,000.00	1,074.80	5.28	1.01
BTW SMID Cap Fund	1,000.00	1,064.80	5.20	1.00
BTW Small Cap Fund	1,000.00	1,069.50	5.22	1.00
BTW International Equity Fund	1,000.00	1,051.40	4.81	0.93

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Annualized Expense Ratio During Period
	7/1/22	12/31/22	7/1/22 - 12/31/22*	7/1/22 - 12/31/22
Asset Management Fund	$1,000.00	$1,020.92	$4.33	0.85%
Equity Fund	1,000.00	1,020.82	4.43	0.87
Midcap Fund	1,000.00	1,020.16	5.09	1.00
SMID Cap Fund	1,000.00	1,021.42	3.82	0.75
BTW Balanced Fund	1,000.00	1,020.16	5.09	1.00
BTW Equity Fund	1,000.00	1,020.16	5.09	1.00
BTW Midcap Fund	1,000.00	1,020.11	5.14	1.01
BTW SMID Cap Fund	1,000.00	1,020.16	5.09	1.00
BTW Small Cap Fund	1,000.00	1,020.16	5.09	1.00
BTW International Equity Fund	1,000.00	1,020.52	4.74	0.93

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Continued

Supplementary Information (Unaudited)	December 31, 2022

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Walden Funds invested, as a percentage of total net assets, in the following industries and countries as of December 31, 2022.

Asset Management Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	21.9%
U.S. Government & U.S. Government Agency Obligations	18.8
Financials	12.2
Health Care	10.8
Industrials	8.1
Consumer Staples	7.3
Consumer Discretionary	7.2
Communication Services	5.6
Energy	5.4
Materials	2.2
Investment Companies	0.4
Other net assets	0.1
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	23.9%
Health Care	14.7
Financials	13.6
Industrials	10.9
Consumer Discretionary	9.1
Consumer Staples	8.1
Communication Services	7.5
Energy	6.8
Materials	3.2
Investment Companies	2.1
Other net assets	0.1
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	16.8%
Health Care	14.9
Financials	14.9
Information Technology	13.3
Consumer Discretionary	10.0
Materials	6.2
Consumer Staples	5.5
Utilities	5.3
Energy	4.4
Real Estate	3.9
Communication Services	3.6
Investment Companies	1.2
Other net assets	0.0
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Industrials	18.0%
Health Care	15.9
Financials	13.3
Information Technology	12.6
Consumer Discretionary	9.9
Real Estate	6.3
Materials	5.7
Consumer Staples	5.4
Energy	4.5
Communication Services	4.0
Utilities	2.7
Investment Companies	1.1
Other net assets	0.6
Total	100.0%

Continued

Supplementary Information (Unaudited)	December 31, 2022

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW Balanced Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
U.S. Government & U.S. Government Agency Obligations	21.1%
Information Technology	19.7
Health Care	13.7
Financials	8.9
Industrials	8.5
Consumer Discretionary	8.1
Communication Services	5.5
Consumer Staples	4.8
Energy	4.7
Materials	2.9
Investment Companies	1.1
Utilities	0.5
Municipal Bonds	0.4
Other net assets	0.1
Total	100.0%

BTW Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	25.5%
Health Care	16.1
Financials	13.1
Consumer Discretionary	10.3
Industrials	10.1
Communication Services	7.5
Energy	6.3
Consumer Staples	5.1
Materials	3.0
Investment Companies	1.3
Utilities	1.3
Other net assets	0.4
Total	100.0%

BTW Midcap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	17.4%
Financials	14.9
Health Care	14.6
Information Technology	13.3
Consumer Discretionary	10.1
Materials	6.3
Consumer Staples	5.4
Utilities	5.3
Real Estate	3.9
Communication Services	3.7
Energy	3.6
Investment Companies	1.1
Other net assets	0.4
Total	100.0%

BTW SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	21.5%
Health Care	15.4
Information Technology	14.6
Financials	13.8
Consumer Discretionary	8.1
Real Estate	7.2
Materials	5.9
Consumer Staples	5.6
Communication Services	4.9
Investment Companies	1.0
Other net assets	2.0
Total	100.0%

BTW Small Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Industrials	17.6%
Health Care	17.4
Financials	15.5
Information Technology	14.2
Consumer Discretionary	10.0
Materials	5.7
Energy	5.1
Consumer Staples	4.8
Real Estate	4.5
Utilities	3.5
Communication Services	1.0
Investment Companies	0.6
Other net assets	0.1
Total	100.0%

BTW International Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Japan	19.4%
United Kingdom	13.2
Canada	11.1
France	9.7
Switzerland	8.8
Germany	7.0
Australia	5.9
Netherlands	4.8
Denmark	2.8
Sweden	2.5
Hong Kong	2.3
Italy	1.8
Ireland	1.7
United States	1.4
Spain	1.4
Luxembourg	1.3
Norway	1.2
Israel	1.2
Singapore	1.1
Finland	0.7
Other net assets	0.7
Total	100.0%

Continued

Supplementary Information (Unaudited)	December 31, 2022

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http:// www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) online at https://www. bostontrustwalden.com/investment-services/mutual-funds/; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www. bostontrustwalden.com/investment-services/mutual-funds/.

Liquidity Risk Management Program:

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2022, the Trust’s Liquidity Risk Management Program Administrator (the “Program Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Program Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Continued

Investment Adviser Contract Approval (Unaudited)	December 31, 2022

The annual consideration by the Board of Trustees (the “Board”) of the continuation of the investment advisory agreement between Boston Trust Walden Inc (the “Adviser”) and Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”).

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Boston Trust Walden Funds (the “Trust”), including a majority of the Board who are not “interested persons” of the Trust or of the Adviser. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board considered the continuation of the Investment Advisory Agreement at an in-person meeting held on August 24, 2022. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of each fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser.

At the meeting on August 24, 2022, the Board engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed the information and data listed above, as supplemented by Citi Fund Services Ohio, Inc., the Trust’s administrator. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.

The Board carefully considered the nature, extent and quality of the services provided by the Adviser. The Board discussed the organizational structure of Adviser and its investment philosophy, type of clients, ESG integration, portfolio construction process and equity and fixed income approach. The Board discussed the Adviser’s approach to sustainable, responsible and impact investing, including its ESG framework and its portfolio screening guidelines. The Board reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser. The Board reviewed biographical information about the employees of the Adviser and its parent, Boston Trust Walden Company (“Boston Trust”). The Board addressed the Adviser’s brokerage allocation and execution strategy, noting that the Adviser does not take into consideration sales of Fund shares in selecting brokers through which it effects Fund portfolio transactions. The Board also discussed the Adviser’s compliance program, business continuity and disaster recovery plans, succession planning and employee ownership. Considering the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Next, the Board reviewed the performance of the Funds from inception through June 30, 2022, comparing the performance to various indices and, in the case of the Boston Trust Asset Management Fund and the Boston Trust Walden Balanced Fund, to a bond index, equity index and Treasury bills. The Board noted that as of June 30, 2022, while each Fund outperformed the index and its peer group at various times for the Year-to-Date, 1-year, 3-year, 5-year and Since Inception periods, each Fund generally performed in line with its peer group during the same periods. The Board noted that while the Funds underperformed their benchmarks at various times, performance was consistent with the long-term performance pattern of each Fund’s investment style, as they participated in rising markets and outperformed in falling markets. The Board noted that this downside protection is consistent with the Adviser’s strategy and is routinely communicated to clients and investors. The Board also noted that during a rising market lasting over a decade, the Funds have consistently adhered to a lower risk, higher quality strategy.

The Board noted that the advisory fees for each Fund are within the range of their peer groups. The Board noted that the Adviser has been operating under an Expense Limitation Agreement that requires the Adviser to waive fees and/or reimburse expenses to the extent total operating expenses exceed 0.75% for the Boston Trust SMID Cap Fund and 1.00% for all the other Funds.

Turning to total operating expenses, the Board discussed the components of the Funds’ expense ratios and the services and value shareholders receive in exchange for the fees paid and expense borne by the Funds. The Board noted that the expense ratios for all the Funds were within the range of total operating expenses of the funds in the peer groups. After considering the comparative data as described above, and the Expense Limitation Agreement that was previously renewed by the Board at its February 28, 2022 meeting, the Board concluded that the advisory fees and expense ratios were reasonable.

Investment Adviser Contract Approval (Unaudited)	December 31, 2022

In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s income statement for the 12-months ended December 31, 2021 and the six-months ended June 30, 2022, as well as the gross and net profit margins realized on each Fund. The Board noted that the Adviser is a wholly-owned subsidiary of Boston Trust and the payment of direct and indirect Trust expenses is governed by an Intercompany Services Agreement between the Adviser and Boston Trust. The Board noted that the Adviser’s relationship with the Funds was profitable even though the Adviser is operating under an Expense Limitation Agreement with the Trust. The Board discussed the custody and transfer agency fees earned by the Adviser for services provided to the Funds, which are reduced by amounts paid for sub-custodian services.

Information about Trustees and Officers (Unaudited)	December 31, 2022

Overall responsibility for management of the Funds rests with the Board of Trustees. The names of the Trustees and Officers of the Funds, their addresses, years of birth and principal occupations during the past five years are provided in the tables below. Trustees who are deemed “interested persons,” as defined in the 1940 Act, are referred to as Interested Trustees. Trustees who are not interested persons are referred to as Independent Trustees. The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge and upon request, by calling 1-800-282-8782 or by visiting www.bostontrustwalden.com.

Name, Address, and Year of Birth	Position(s) Held with the Funds	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee during the past five years
INTERESTED TRUSTEES**

Lucia B. Santini One Beacon Street Boston, MA 02108 Year of Birth: 1958	Trustee and President	Since 2011	President, Boston Trust Walden Inc., January 2017 to present, Managing Director, February, 2001 to December 31, 2016; Managing Director and Senior Portfolio Manager, Boston Trust Walden Company (bank trust company), November 1993 to present.	10	None

INDEPENDENT TRUSTEES

Diane E. Armstrong One Beacon Street Boston, MA 02108 Year of Birth: 1964	Trustee and Chairperson of the Board	Since 2005; Chairperson since 2021	Advisor, Investment Partners (financial planning firm), January 2018 to present; President, Armstrong Financial Services (financial planning firm), November 2012 to present.	10	None

Louis G. Hutt, Jr. One Beacon Street Boston, MA 02108 Year of Birth: 1954	Trustee	Since August 2021	Chief Executive Officer, The Hutt Company, Certified Public Accountants, LLC, February 1982 to Present; Chief Executive Officer, The Hutt Law Firm, January 1983 to present.	10	Brown Capital Management Mutual Fund, (2014–Present); SFS Series Trust, (2020–Present)

Elizabeth E. McGeveran One Beacon Street Boston, MA 02108 Year of Birth: 1971	Trustee	Since 2016	Director of Investments, The McKnight Foundation, September 2014 to present.	10	None

Dina A Tantra One Beacon Street Boston, MA 02108 Year of Birth: 1969	Trustee	Since August 2021	Co-Chief Executive Officer Global Rhino LLC (Consulting Firm), October 2018 to present; Chief Strategy Officer, CCO Technology, LLC (Consulting and technology Firm), February 2019 - January 2023; Executive Vice President, Ultimus Fund Solutions (fund administrator), August 2017–September 2018	10	Thornburg Income Builder opportunities Trust, (October 2020–Present), Heartland Funds (April 2022–Present)

OFFICERS WHO ARE NOT TRUSTEES

Jennifer Ellis One Beacon Street Boston, MA 02108 Year of Birth: 1972	Treasurer	Since 2011	Director of Finance/Treasurer, Boston Trust Walden Company, May 2011 to present.	N/A	N/A

Dimitris Spiliakos**** 4400 Easton Commons Suite 200 Columbus, OH 43219 Year of Birth: 1977	Secretary	Since 2022	Vice President, Citi Fund Services Ohio, Inc. (fund administrator), May 2022 to present: Vice President Regulatory Administration Department, BNY Mellon Investment Servicing (US) Inc. (financial Services firm), March 2015–April 2022.	N/A	N/A

Information about Trustees and Officers (Unaudited)	December 31, 2022

Amy E. Siefer 4400 Easton Commons Suite 200 Columbus, OH 43219 Year of Birth: 1977	Chief Compliance Officer and AML Officer	Since 2018	Vice President, Citi Fund Services Ohio, Inc. (fund administrator), May 2012 to present.	N/A	N/A

*	Trustees and officers hold their position until resignation or removal.

**	Ms. Santini is considered an “interested person” of the Trust as defined in the 1940 Act due to her employment with Boston Trust Walden Inc., the Funds’ investment adviser.

***	The “Fund Complex” consists of the Boston Trust Walden Funds.

****	Mr. Spiliakos is Secretary effective August 24, 2022.

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Investment Adviser

Boston Trust Walden Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

FIS Investor Services, LLC

4249 Easton Way, Suite 400

Columbus, OH 43219

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance.

Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Statements and other information herein are dated and subject to change.

02/23

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Diane Armstrong and Louis F. Hutt Jr., and each are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		December 2022	December 2021
(a)	Audit Fees	$101,100	$101,100

(b)	Audit-Related Fees	$17,220	$17,220

The fees for 2021 and 2022 relate to the consent issuance in three Form 17f-2 filings filed with the Securities and Exchange Commission (“SEC”).

		December 2022	December 2021
(c)	Tax Fees	$30,000	$30,000

Tax fees for both 2021 and 2022 relate to the preparation of the Funds’ federal and state income tax returns, federal excise tax return review and review of capital gain and income distribution calculations.

		December 2022	December 2021
(d)	All Other Fees	$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	For the fiscal years ended December 31, 2022 and 2021, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)	Not applicable.

(g)

For the fiscal year ended December 31, 2022, Cohen Fund Audit Services, Ltd. billed non-audit fees of $47,220.

For the fiscal year ended December 31, 2021, Cohen Fund Audit Services, Ltd. billed non-audit fees of $47,220.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	March 9, 2023

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	March 9, 2023